EQUITABLE AMERICA VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contract owners of Equitable America Variable Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account A indicated in the table below as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account A as of December 31, 2023, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income	EQ/Money Market
1290 VT GAMCO Mergers & Acquisitions	EQ/Morgan Stanley Small Cap Growth
1290 VT GAMCO Small Company Value	EQ/PIMCO Ultra Short Bond
1290 VT Socially Responsible	EQ/Quality Bond PLUS
BNY Mellon Stock Index Fund, Inc.	EQ/Small Company Index
EQ/AB Small Cap Growth	EQ/JPMorgan Growth Stock
EQ/Aggressive Allocation	EQ/Value Equity
EQ/All Asset Growth Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Capital Group Research	Franklin Income VIP Fund
EQ/Conservative Allocation	Franklin Rising Dividends VIP Fund
EQ/Conservative-Plus Allocation	Invesco V.I. Diversified Dividend Fund
EQ/Core Bond Index	Invesco V.I. Global Core Equity Fund
EQ/Core Plus Bond	Invesco V.I. Global Fund
EQ/Global Equity Managed Volatility	Invesco V.I. Health Care Fund
EQ/Intermediate Government Bond	Invesco V.I. Technology Fund
EQ/Janus Enterprise	Janus Henderson Balanced Portfolio
EQ/Large Cap Growth Managed Volatility	Janus Henderson Enterprise Portfolio
EQ/Large Cap Value Index	Janus Henderson Forty Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Global Research Portfolio
EQ/Loomis Sayles Growth Portfolio	Janus Henderson Overseas Portfolio
EQ/MFS International Growth	MFS® Utilities Series
EQ/Mid Cap Index	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/Mid Cap Value Managed Volatility	ProFund VP Bear
EQ/ Moderate Allocation	ProFund VP Rising Rates Opportunity
EQ/Moderate-Plus Allocation	ProFund VP Ultrabull

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

PricewaterhouseCoopers LLP, 214 North Tryon Street, Suite 4200 Charlotte, NC 28202

T: (704) 344 7500, F: (704) 344 4100 www.pwc.com/us

1

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account A since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

2

Equitable America Variable Account A

Statement of Assets and Liabilities

December 31, 2023

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Assets:
Investments in shares of the Portfolios, at fair value	$8,092,726	$1,288,165	$84,695,137	$1,691,728	$16,214,241	$885,269
Receivable for shares of the Portfolios sold	4,112	771	45,781	82	1,066	279
Total assets	8,096,838	1,288,936	84,740,918	1,691,810	16,215,307	885,548

Liabilities:
Payable for policy-related transactions	4,112	771	45,781	82	1,066	279
Total liabilities	4,112	771	45,781	82	1,066	279

Net Assets	$8,092,726	$1,288,165	$84,695,137	$1,691,728	$16,214,241	$885,269

Net Assets:
Accumulation unit values	$8,092,726	$1,288,165	$84,695,137	$1,691,728	$16,214,241	$885,269
Total Net Assets	$8,092,726	$1,288,165	$84,695,137	$1,691,728	$16,214,241	$885,269

Investments in shares of the Portfolios, at cost	8,500,059	1,307,283	54,936,188	869,011	10,292,576	967,939

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

3

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Assets:
Investments in shares of the Portfolios, at fair value	$1,220,865	$68,998,335	$19,749,315	$1,157,968	$998,546	$8,656,768
Receivable for shares of the Portfolios sold	48	111,502	17,443	4,603	37	2,355
Total assets	1,220,913	69,109,837	19,766,758	1,162,571	998,583	8,659,123

Liabilities:
Payable for policy-related transactions	48	111,502	17,443	4,603	37	2,355
Total liabilities	48	111,502	17,443	4,603	37	2,355

Net Assets	$1,220,865	$68,998,335	$19,749,315	$1,157,968	$998,546	$8,656,768

Net Assets:
Accumulation unit values	$1,220,865	$68,998,335	$19,749,315	$1,157,968	$998,546	$8,656,768
Total Net Assets	$1,220,865	$68,998,335	$19,749,315	$1,157,968	$998,546	$8,656,768

Investments in shares of the Portfolios, at cost	1,323,676	72,984,012	17,405,760	1,338,655	1,100,400	9,230,969

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

4

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Assets:
Investments in shares of the Portfolios, at fair value	$1,093,015	$1,920,133	$3,553,990	$5,828,899	$6,930,801	$7,784,688
Receivable for shares of the Portfolios sold	636	330	4,612	3,036	2,565	10,727
Total assets	1,093,651	1,920,463	3,558,602	5,831,935	6,933,366	7,795,415

Liabilities:
Payable for policy-related transactions	636	330	4,612	3,036	2,565	10,727
Total liabilities	636	330	4,612	3,036	2,565	10,727

Net Assets	$1,093,015	$1,920,133	$3,553,990	$5,828,899	$6,930,801	$7,784,688

Net Assets:
Accumulation unit values	$1,093,015	$1,920,133	$3,553,990	$5,828,899	$6,930,801	$7,784,688
Total Net Assets	$1,093,015	$1,920,133	$3,553,990	$5,828,899	$6,930,801	$7,784,688

Investments in shares of the Portfolios, at cost	1,213,612	1,673,751	3,757,530	5,252,890	6,650,206	5,598,426

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

5

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$2,424,714	$53,804,400	$6,592,730	$6,318,698	$8,894,431	$5,687,869
Receivable for shares of the Portfolios sold	160	15,737	3,455	857	4,148	624
Total assets	2,424,874	53,820,137	6,596,185	6,319,555	8,898,579	5,688,493

Liabilities:
Payable for policy-related transactions	160	15,737	3,455	857	4,148	624
Total liabilities	160	15,737	3,455	857	4,148	624

Net Assets	$2,424,714	$53,804,400	$6,592,730	$6,318,698	$8,894,431	$5,687,869

Net Assets:
Accumulation unit values	$2,424,714	$53,804,400	$6,592,730	$6,318,698	$8,894,431	$5,687,869
Total Net Assets	$2,424,714	$53,804,400	$6,592,730	$6,318,698	$8,894,431	$5,687,869

Investments in shares of the Portfolios, at cost	2,027,177	41,044,582	6,263,730	4,616,328	6,808,918	6,392,161

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

6

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	EQ/Moderate- Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Assets:
Investments in shares of the Portfolios, at fair value	$3,232,203	$21,778,154	$8,309,464	$1,388,496	$2,280,614	$2,116,937
Receivable for shares of the Portfolios sold	126	23,904	2,354	1,294	2,923	99
Total assets	3,232,329	21,802,058	8,311,818	1,389,790	2,283,537	2,117,036

Liabilities:
Payable for policy-related transactions	126	23,904	2,354	1,294	2,923	99
Total liabilities	126	23,904	2,354	1,294	2,923	99

Net Assets	$3,232,203	$21,778,154	$8,309,464	$1,388,496	$2,280,614	$2,116,937

Net Assets:
Accumulation unit values	$3,232,203	$21,778,154	$8,309,464	$1,388,496	$2,280,614	$2,116,937
Total Net Assets	$3,232,203	$21,778,154	$8,309,464	$1,388,496	$2,280,614	$2,116,937

Investments in shares of the Portfolios, at cost	3,669,089	21,777,113	13,097,765	1,412,821	2,581,395	1,987,745

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

7

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	EQ/JPMorgan Growth Stock Portfolio*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Assets:
Investments in shares of the Portfolios, at fair value	$43,925,431	$3,004,483	$17,891,393	$9,986,765	$6,042,350	$476,372
Receivable for shares of the Portfolios sold	37,506	592	2,491	4,458	799	27
Total assets	43,962,937	3,005,075	17,893,884	9,991,223	6,043,149	476,399

Liabilities:
Payable for policy-related transactions	37,506	592	2,491	4,458	799	27
Total liabilities	37,506	592	2,491	4,458	799	27

Net Assets	$43,925,431	$3,004,483	$17,891,393	$9,986,765	$6,042,350	$476,372

Net Assets:
Accumulation unit values	$43,925,431	$3,004,483	$17,891,393	$9,986,765	$6,042,350	$476,372
Total Net Assets	$43,925,431	$3,004,483	$17,891,393	$9,986,765	$6,042,350	$476,372

Investments in shares of the Portfolios, at cost	28,734,128	2,474,951	11,644,483	10,226,152	5,351,094	422,117

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Assets:
Investments in shares of the Portfolios, at fair value	$403,081	$5,875,527	$1,120,217	$818,355	$9,172,438	$10,596,503
Receivable for shares of the Portfolios sold	18	2,256	55	167	4,312	1,968
Total assets	403,099	5,877,783	1,120,272	818,522	9,176,750	10,598,471

Liabilities:
Payable for policy-related transactions	18	2,256	55	167	4,312	1,968
Total liabilities	18	2,256	55	167	4,312	1,968

Net Assets	$403,081	$5,875,527	$1,120,217	$818,355	$9,172,438	$10,596,503

Net Assets:
Accumulation unit values	$403,081	$5,875,527	$1,120,217	$818,355	$9,172,438	$10,596,503
Total Net Assets	$403,081	$5,875,527	$1,120,217	$818,355	$9,172,438	$10,596,503

Investments in shares of the Portfolios, at cost	354,898	5,350,453	1,036,677	823,264	6,253,176	7,863,017

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Assets:
Investments in shares of the Portfolios, at fair value	$15,124,383	$5,661,135	$3,401,760	$2,230,125	$2,119,733	$16,598
Receivable for shares of the Portfolios sold	1,202	3,171	904	1,165	2,754	22
Total assets	15,125,585	5,664,306	3,402,664	2,231,290	2,122,487	16,620

Liabilities:
Payable for policy-related transactions	1,202	3,171	904	1,165	2,754	22
Total liabilities	1,202	3,171	904	1,165	2,754	22

Net Assets	$15,124,383	$5,661,135	$3,401,760	$2,230,125	$2,119,733	$16,598

Net Assets:
Accumulation unit values	$15,124,383	$5,661,135	$3,401,760	$2,230,125	$2,119,733	$16,598
Total Net Assets	$15,124,383	$5,661,135	$3,401,760	$2,230,125	$2,119,733	$16,598

Investments in shares of the Portfolios, at cost	12,494,656	3,539,023	3,080,378	2,010,607	2,732,652	29,934

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Assets:
Investments in shares of the Portfolios, at fair value	$143,333	$1,596,996
Receivable for shares of the Portfolios sold	16,098	187
Total assets	159,431	1,597,183

Liabilities:
Payable for policy-related transactions	16,098	187
Total liabilities	16,098	187

Net Assets	$143,333	$1,596,996

Net Assets:
Accumulation unit values	$143,333	$1,596,996
Total Net Assets	$143,333	$1,596,996

Investments in shares of the Portfolios, at cost	138,042	1,738,069

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

		Portfolio
	Share Class **	Shares Held
1290 VT Equity Income	Class A	46,326
1290 VT Equity Income	Class B	1,623,050
1290 VT GAMCO Mergers & Acquisitions	Class B	106,414
1290 VT GAMCO Small Company Value	Class B	1,210,534
1290 VT Socially Responsible	Class A	61,142
1290 VT Socially Responsible	Class B	23,639
BNY Mellon Stock Index Fund, Inc.	Initial Shares	234,717
EQ/AB Small Cap Growth	Class A	53,072
EQ/Aggressive Allocation	Class B	123,797
EQ/All Asset Growth Allocation	Class B	3,892,303
EQ/Capital Group Research	Class A	665,558
EQ/Conservative Allocation	Class B	141,610
EQ/Conservative-Plus Allocation	Class B	121,602
EQ/Core Bond Index	Class A	940,508
EQ/Core Plus Bond	Class A	312,238
EQ/Global Equity Managed Volatility	Class A	119,040
EQ/Intermediate Government Bond	Class A	373,954
EQ/Janus Enterprise	Class A	285,102
EQ/Large Cap Growth Managed Volatility	Class B	236,973
EQ/Large Cap Value Index	Class A	779,931
EQ/Large Cap Value Managed Volatility	Class A	136,329
EQ/Loomis Sayles Growth Portfolio	Class B	5,215,800
EQ/MFS International Growth	Class B	903,590
EQ/Mid Cap Index	Class A	405,730
EQ/Mid Cap Value Managed Volatility	Class A	547,510
EQ/Moderate Allocation	Class B	481,036
EQ/Moderate-Plus Allocation	Class B	346,513
EQ/Money Market	Class A	21,762,121
EQ/Morgan Stanley Small Cap Growth	Class B	1,150,283
EQ/PIMCO Ultra Short Bond	Class B	142,503
EQ/Quality Bond PLUS	Class B	296,769
EQ/Small Company Index	Class A	191,373
EQ/JPMorgan Growth Stock Portfolio	Class B	782,269
EQ/Value Equity	Class B	136,498
Fidelity® VIP Contrafund® Portfolio	Service Class	370,422
Franklin Income VIP Fund	Class 2	703,293
Franklin Rising Dividends VIP Fund	Class 2	224,372
Invesco V.I. Global Fund	Service Class	165,508
Invesco V.I. Diversified Dividend Fund	Series 1	19,652
Invesco V.I. Global Core Equity Fund	Series 1	41,684
Invesco V.I. Health Care Fund	Series 1	43,235
Invesco V.I. Technology Fund	Series 1	44,235
Janus Henderson Balanced Portfolio	Institutional Shares	202,572
Janus Henderson Enterprise Portfolio	Institutional Shares	138,480
Janus Henderson Forty Portfolio	Institutional Shares	248,742
Janus Henderson Forty Portfolio	Service Shares	78,758
Janus Henderson Global Research Portfolio	Institutional Shares	92,654
Janus Henderson Overseas Portfolio	Service Shares	84,874
MFS® Utilities Series	Initial Class	69,151
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	220,347
ProFund VP Bear	Common Shares	1,153
ProFund VP Rising Rates Opportunity	Common Shares	3,207
ProFund VP UltraBull	Common Shares	53,198

**  Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
1290 VT Equity Income	1.25%	Class A	$26.68	8,341
1290 VT Equity Income	1.20%	Class B	$34.57	30,874
1290 VT Equity Income	1.35%	Class B	$32.47	143,236
1290 VT Equity Income	1.50%	Class B	$38.30	129
1290 VT Equity Income	1.70%	Class B	$28.93	40,903
1290 VT Equity Income	2.00%	Class B	$33.09	168
1290 VT Equity Income	2.35%	Class B	$25.09	38,175

1290 VT GAMCO Mergers & Acquisitions	1.20%	Class B	$19.28	5,379
1290 VT GAMCO Mergers & Acquisitions	1.35%	Class B	$19.33	39,007
1290 VT GAMCO Mergers & Acquisitions	1.70%	Class B	$17.97	14,871
1290 VT GAMCO Mergers & Acquisitions	2.35%	Class B	$15.11	10,790

1290 VT GAMCO Small Company Value	1.20%	Class B	$71.31	72,247
1290 VT GAMCO Small Company Value	1.25%	Class B	$361.31	128,608
1290 VT GAMCO Small Company Value	1.35%	Class B	$91.17	267,614
1290 VT GAMCO Small Company Value	1.45%	Class B	$77.92	171
1290 VT GAMCO Small Company Value	1.50%	Class B	$77.10	245
1290 VT GAMCO Small Company Value	1.70%	Class B	$63.51	77,484
1290 VT GAMCO Small Company Value	2.00%	Class B	$61.18	20
1290 VT GAMCO Small Company Value	2.35%	Class B	$55.75	66,420
1290 VT GAMCO Small Company Value	2.80%	Class B	$51.87	382

1290 VT Socially Responsible	1.35%	Class A	$26.12	46,992
1290 VT Socially Responsible	1.20%	Class B	$36.69	5,082
1290 VT Socially Responsible	1.70%	Class B	$33.48	5,924
1290 VT Socially Responsible	2.35%	Class B	$29.73	2,667

BNY Mellon Stock Index Fund, Inc.	1.35%	Initial Shares	$37.18	436,090

EQ/AB Small Cap Growth	1.20%	Class A	$34.92	6,212
EQ/AB Small Cap Growth	1.70%	Class A	$32.67	9,831
EQ/AB Small Cap Growth	2.35%	Class A	$28.89	12,017

EQ/Aggressive Allocation	1.20%	Class B	$19.13	17,964
EQ/Aggressive Allocation	1.25%	Class B	$18.98	15,072
EQ/Aggressive Allocation	1.35%	Class B	$18.66	21,105
EQ/Aggressive Allocation	1.70%	Class B	$17.61	2,040
EQ/Aggressive Allocation	2.35%	Class B	$15.82	10,193

EQ/All Asset Growth Allocation	1.20%	Class B	$20.05	45,834
EQ/All Asset Growth Allocation	1.25%	Class B	$105.62	534,683
EQ/All Asset Growth Allocation	1.35%	Class B	$18.29	513,213
EQ/All Asset Growth Allocation	1.70%	Class B	$18.78	60,345
EQ/All Asset Growth Allocation	2.00%	Class B	$20.71	9,733
EQ/All Asset Growth Allocation	2.35%	Class B	$16.43	53,993

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Capital Group Research	1.20%	Class A	$54.73	24,696
EQ/Capital Group Research	1.25%	Class A	$41.40	22,340
EQ/Capital Group Research	1.35%	Class A	$34.13	429,670
EQ/Capital Group Research	1.45%	Class A	$53.44	97
EQ/Capital Group Research	1.70%	Class A	$47.21	37,655
EQ/Capital Group Research	1.95%	Class A	$46.79	258
EQ/Capital Group Research	2.35%	Class A	$40.86	24,725
EQ/Capital Group Research	2.80%	Class A	$39.26	73

EQ/Conservative Allocation	1.20%	Class B	$12.31	4,909
EQ/Conservative Allocation	1.25%	Class B	$12.21	26,440
EQ/Conservative Allocation	1.35%	Class B	$12.01	54,507
EQ/Conservative Allocation	1.70%	Class B	$11.33	10,591

EQ/Conservative-Plus Allocation	1.20%	Class B	$14.16	12,941
EQ/Conservative-Plus Allocation	1.25%	Class B	$14.05	9,363
EQ/Conservative-Plus Allocation	1.35%	Class B	$13.81	41,228
EQ/Conservative-Plus Allocation	1.70%	Class B	$13.04	6,916
EQ/Conservative-Plus Allocation	2.35%	Class B	$11.71	2,051

EQ/Core Bond Index	1.20%	Class A	$13.54	89,793
EQ/Core Bond Index	1.25%	Class A	$10.70	195,459
EQ/Core Bond Index	1.35%	Class A	$12.74	251,034
EQ/Core Bond Index	1.50%	Class A	$11.40	545
EQ/Core Bond Index	1.70%	Class A	$12.15	92,630
EQ/Core Bond Index	2.00%	Class A	$9.52	444
EQ/Core Bond Index	2.35%	Class A	$10.50	89,460
EQ/Core Bond Index	2.80%	Class A	$8.07	9,460

EQ/Core Plus Bond	1.20%	Class A	$14.00	16,583
EQ/Core Plus Bond	1.50%	Class A	$12.95	104
EQ/Core Plus Bond	1.70%	Class A	$12.53	27,025
EQ/Core Plus Bond	2.00%	Class A	$10.33	208
EQ/Core Plus Bond	2.35%	Class A	$10.94	47,314
EQ/Core Plus Bond	2.80%	Class A	$8.76	129

EQ/Global Equity Managed Volatility	1.20%	Class A	$49.96	9,865
EQ/Global Equity Managed Volatility	1.45%	Class A	$61.75	30
EQ/Global Equity Managed Volatility	1.50%	Class A	$61.10	108
EQ/Global Equity Managed Volatility	1.70%	Class A	$46.58	15,351
EQ/Global Equity Managed Volatility	2.35%	Class A	$41.16	16,549
EQ/Global Equity Managed Volatility	2.80%	Class A	$42.67	529

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Intermediate Government Bond	1.20%	Class A	$11.48	52,084
EQ/Intermediate Government Bond	1.25%	Class A	$16.30	23,128
EQ/Intermediate Government Bond	1.35%	Class A	$12.64	107,941
EQ/Intermediate Government Bond	1.50%	Class A	$10.40	480
EQ/Intermediate Government Bond	1.70%	Class A	$10.31	43,638
EQ/Intermediate Government Bond	1.95%	Class A	$9.34	383
EQ/Intermediate Government Bond	2.00%	Class A	$9.25	634
EQ/Intermediate Government Bond	2.35%	Class A	$8.94	83,384
EQ/Intermediate Government Bond	2.80%	Class A	$7.84	554

EQ/Janus Enterprise	1.20%	Class A	$28.89	55,437
EQ/Janus Enterprise	1.35%	Class A	$47.06	31,201
EQ/Janus Enterprise	1.50%	Class A	$46.08	207
EQ/Janus Enterprise	1.70%	Class A	$28.76	52,387
EQ/Janus Enterprise	2.35%	Class A	$23.12	53,728
EQ/Janus Enterprise	2.80%	Class A	$31.48	30

EQ/Large Cap Growth Managed Volatility	1.35%	Class B	$41.50	167,024

EQ/Large Cap Value Index	1.20%	Class A	$33.01	55,717
EQ/Large Cap Value Index	1.35%	Class A	$31.52	73,651
EQ/Large Cap Value Index	1.50%	Class A	$38.34	260
EQ/Large Cap Value Index	1.70%	Class A	$29.68	67,219
EQ/Large Cap Value Index	1.95%	Class A	$31.61	320
EQ/Large Cap Value Index	2.00%	Class A	$31.29	238
EQ/Large Cap Value Index	2.35%	Class A	$25.08	62,955
EQ/Large Cap Value Index	2.80%	Class A	$26.52	860

EQ/Large Cap Value Managed Volatility	1.20%	Class A	$23.54	5,239
EQ/Large Cap Value Managed Volatility	1.25%	Class A	$138.61	13,250
EQ/Large Cap Value Managed Volatility	1.45%	Class A	$30.80	52
EQ/Large Cap Value Managed Volatility	1.70%	Class A	$21.21	14,425
EQ/Large Cap Value Managed Volatility	2.35%	Class A	$19.19	8,195

EQ/Loomis Sayles Growth Portfolio	1.20%	Class B	$49.93	96,042
EQ/Loomis Sayles Growth Portfolio	1.35%	Class B	$46.72	900,187
EQ/Loomis Sayles Growth Portfolio	1.45%	Class B	$57.31	307
EQ/Loomis Sayles Growth Portfolio	1.50%	Class B	$56.70	231
EQ/Loomis Sayles Growth Portfolio	1.70%	Class B	$43.74	92,058
EQ/Loomis Sayles Growth Portfolio	2.00%	Class B	$50.25	203
EQ/Loomis Sayles Growth Portfolio	2.35%	Class B	$38.14	75,497
EQ/Loomis Sayles Growth Portfolio	2.80%	Class B	$42.60	96

EQ/MFS International Growth	1.25%	Class B	$34.66	112,057
EQ/MFS International Growth	1.35%	Class B	$24.28	111,545

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Mid Cap Index	1.20%	Class A	$42.24	36,700
EQ/Mid Cap Index	1.35%	Class A	$40.78	22,835
EQ/Mid Cap Index	1.50%	Class A	$47.14	620
EQ/Mid Cap Index	1.70%	Class A	$37.47	41,350
EQ/Mid Cap Index	2.00%	Class A	$38.52	347
EQ/Mid Cap Index	2.35%	Class A	$32.88	66,965
EQ/Mid Cap Index	2.80%	Class A	$32.66	1,334

EQ/Mid Cap Value Managed Volatility	1.20%	Class A	$33.51	45,315
EQ/Mid Cap Value Managed Volatility	1.35%	Class A	$32.80	90,983
EQ/Mid Cap Value Managed Volatility	1.45%	Class A	$32.33	56
EQ/Mid Cap Value Managed Volatility	1.50%	Class A	$32.10	240
EQ/Mid Cap Value Managed Volatility	1.70%	Class A	$31.19	81,815
EQ/Mid Cap Value Managed Volatility	2.00%	Class A	$29.88	25
EQ/Mid Cap Value Managed Volatility	2.35%	Class A	$28.41	64,287
EQ/Mid Cap Value Managed Volatility	2.80%	Class A	$26.63	112

EQ/Moderate Allocation	1.20%	Class B	$14.81	168,440
EQ/Moderate Allocation	1.25%	Class B	$14.69	44,322
EQ/Moderate Allocation	1.35%	Class B	$14.45	117,767
EQ/Moderate Allocation	1.70%	Class B	$13.63	43,092
EQ/Moderate Allocation	2.35%	Class B	$12.24	20,637

EQ/Moderate-Plus Allocation	1.20%	Class B	$17.12	13,758
EQ/Moderate-Plus Allocation	1.25%	Class B	$16.97	114,153
EQ/Moderate-Plus Allocation	1.35%	Class B	$16.70	27,750
EQ/Moderate-Plus Allocation	1.70%	Class B	$15.76	29,370
EQ/Moderate-Plus Allocation	2.35%	Class B	$14.15	9,395

EQ/Money Market	1.20%	Class A	$10.03	412,881
EQ/Money Market	1.25%	Class A	$9.94	1,788
EQ/Money Market	1.25%	Class A	$9.94	191,820
EQ/Money Market	1.35%	Class A	$9.76	1,389,323
EQ/Money Market	1.50%	Class A	$9.50	859
EQ/Money Market	1.70%	Class A	$9.16	114,934
EQ/Money Market	2.00%	Class A	$8.67	537
EQ/Money Market	2.35%	Class A	$8.13	133,100
EQ/Money Market	2.80%	Class A	$7.49	365

EQ/Morgan Stanley Small Cap Growth	1.20%	Class B	$13.90	56,003
EQ/Morgan Stanley Small Cap Growth	1.35%	Class B	$13.82	428,650
EQ/Morgan Stanley Small Cap Growth	1.45%	Class B	$13.77	733
EQ/Morgan Stanley Small Cap Growth	1.50%	Class B	$13.75	192
EQ/Morgan Stanley Small Cap Growth	1.70%	Class B	$13.65	60,719
EQ/Morgan Stanley Small Cap Growth	2.00%	Class B	$13.50	420
EQ/Morgan Stanley Small Cap Growth	2.35%	Class B	$13.33	56,948

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/PIMCO Ultra Short Bond	1.20%	Class B	$12.28	26,206
EQ/PIMCO Ultra Short Bond	1.35%	Class B	$11.85	39,663
EQ/PIMCO Ultra Short Bond	1.50%	Class B	$11.34	23
EQ/PIMCO Ultra Short Bond	1.70%	Class B	$11.06	28,442
EQ/PIMCO Ultra Short Bond	1.95%	Class B	$9.63	563
EQ/PIMCO Ultra Short Bond	2.35%	Class B	$9.57	28,846

EQ/Quality Bond PLUS	1.25%	Class B	$22.07	31,700
EQ/Quality Bond PLUS	1.35%	Class B	$14.60	108,316

EQ/Small Company Index	1.20%	Class A	$46.19	14,822
EQ/Small Company Index	1.25%	Class A	$181.67	1,912
EQ/Small Company Index	1.50%	Class A	$46.96	164
EQ/Small Company Index	1.70%	Class A	$41.82	15,048
EQ/Small Company Index	2.35%	Class A	$36.59	11,985
EQ/Small Company Index	2.80%	Class A	$34.51	275

EQ/JPMorgan Growth Stock Portfolio	1.25%	Class B	$171.63	185,797
EQ/JPMorgan Growth Stock Portfolio	1.35%	Class B	$37.38	322,006

EQ/Value Equity	1.20%	Class B	$27.63	29,550
EQ/Value Equity	1.35%	Class B	$26.95	36,153
EQ/Value Equity	1.50%	Class B	$26.39	487
EQ/Value Equity	1.70%	Class B	$25.21	25,197
EQ/Value Equity	1.95%	Class B	$24.30	391
EQ/Value Equity	2.35%	Class B	$22.38	24,365
EQ/Value Equity	2.80%	Class B	$20.79	506

Fidelity® VIP Contrafund® Portfolio	1.35%	Service Class	$53.68	333,303

Franklin Income VIP Fund	1.20%	Class 2	$30.96	58,003
Franklin Income VIP Fund	1.35%	Class 2	$29.96	88,325
Franklin Income VIP Fund	1.50%	Class 2	$29.28	304
Franklin Income VIP Fund	1.70%	Class 2	$27.45	100,198
Franklin Income VIP Fund	2.35%	Class 2	$24.04	115,790
Franklin Income VIP Fund	2.80%	Class 2	$22.01	61

Franklin Rising Dividends VIP Fund	1.20%	Class 2	$51.98	12,175
Franklin Rising Dividends VIP Fund	1.35%	Class 2	$50.49	40,991
Franklin Rising Dividends VIP Fund	1.70%	Class 2	$46.54	32,892
Franklin Rising Dividends VIP Fund	2.35%	Class 2	$39.54	45,698
Franklin Rising Dividends VIP Fund	2.80%	Class 2	$36.88	64

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2023

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
Invesco V.I. Global Fund	1.20%	Service Class	$54.54	25,466
Invesco V.I. Global Fund	1.35%	Service Class	$52.62	44,441
Invesco V.I. Global Fund	1.50%	Service Class	$52.58	498
Invesco V.I. Global Fund	1.70%	Service Class	$49.70	26,569
Invesco V.I. Global Fund	2.00%	Service Class	$45.57	142
Invesco V.I. Global Fund	2.35%	Service Class	$38.74	20,455
Invesco V.I. Global Fund	2.80%	Service Class	$38.64	59

Invesco V.I. Diversified Dividend Fund	1.20%	Series 1	$15.73	4,101
Invesco V.I. Diversified Dividend Fund	1.70%	Series 1	$14.78	13,119
Invesco V.I. Diversified Dividend Fund	2.35%	Series 1	$13.13	16,596

Invesco V.I. Global Core Equity Fund	1.20%	Series 1	$20.41	9,441
Invesco V.I. Global Core Equity Fund	1.70%	Series 1	$18.49	7,111
Invesco V.I. Global Core Equity Fund	2.35%	Series 1	$15.98	4,938

Invesco V.I. Health Care Fund	1.20%	Series 1	$36.34	10,021
Invesco V.I. Health Care Fund	1.70%	Series 1	$32.61	11,168
Invesco V.I. Health Care Fund	2.35%	Series 1	$28.03	13,977

Invesco V.I. Technology Fund	1.20%	Series 1	$36.03	7,438
Invesco V.I. Technology Fund	1.70%	Series 1	$32.56	4,667
Invesco V.I. Technology Fund	2.35%	Series 1	$31.29	12,733

Janus Henderson Balanced Portfolio	1.35%	Institutional Shares	$39.00	235,172

Janus Henderson Enterprise Portfolio	1.35%	Institutional Shares	$43.46	243,802

Janus Henderson Forty Portfolio	1.35%	Institutional Shares	$58.25	202,211
Janus Henderson Forty Portfolio	1.20%	Service Shares	$72.31	21,672
Janus Henderson Forty Portfolio	1.45%	Service Shares	$77.69	123
Janus Henderson Forty Portfolio	1.50%	Service Shares	$76.87	283
Janus Henderson Forty Portfolio	1.70%	Service Shares	$68.16	14,274
Janus Henderson Forty Portfolio	2.00%	Service Shares	$70.14	21
Janus Henderson Forty Portfolio	2.35%	Service Shares	$59.23	12,420
Janus Henderson Forty Portfolio	2.80%	Service Shares	$59.46	640

Janus Henderson Global Research Portfolio	1.35%	Institutional Shares	$24.28	233,130

Janus Henderson Overseas Portfolio	1.20%	Service Shares	$29.65	40,798
Janus Henderson Overseas Portfolio	1.50%	Service Shares	$38.23	619
Janus Henderson Overseas Portfolio	1.70%	Service Shares	$28.62	42,295
Janus Henderson Overseas Portfolio	2.00%	Service Shares	$33.89	269
Janus Henderson Overseas Portfolio	2.35%	Service Shares	$24.77	37,812
Janus Henderson Overseas Portfolio	2.80%	Service Shares	$28.73	409

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Concluded)

December 31, 2023

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
MFS® Utilities Series	1.20%	Initial Class	$60.55	17,913
MFS® Utilities Series	1.50%	Initial Class	$72.52	184
MFS® Utilities Series	1.70%	Initial Class	$53.10	12,622
MFS® Utilities Series	2.35%	Initial Class	$43.18	10,695

PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.20%	Administrative Class	$19.04	35,455
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.35%	Administrative Class	$17.84	35,416
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.50%	Administrative Class	$16.04	199
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.70%	Administrative Class	$17.08	21,455
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.00%	Administrative Class	$12.69	210
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.35%	Administrative Class	$14.97	29,431

ProFund VP Bear	1.20%	Common Shares	$0.63	518
ProFund VP Bear	1.35%	Common Shares	$0.61	2,834
ProFund VP Bear	1.50%	Common Shares	$0.58	27
ProFund VP Bear	1.70%	Common Shares	$0.62	22,371
ProFund VP Bear	2.35%	Common Shares	$0.50	1,234

ProFund VP Rising Rates Opportunity	1.20%	Common Shares	$1.95	8,670
ProFund VP Rising Rates Opportunity	1.35%	Common Shares	$1.73	9,928
ProFund VP Rising Rates Opportunity	1.50%	Common Shares	$1.69	10
ProFund VP Rising Rates Opportunity	1.70%	Common Shares	$1.76	45,139
ProFund VP Rising Rates Opportunity	2.35%	Common Shares	$1.54	19,221

ProFund VP UltraBull	1.20%	Common Shares	$78.80	2,840
ProFund VP UltraBull	1.35%	Common Shares	$85.76	3,704
ProFund VP UltraBull	1.45%	Common Shares	$86.53	139
ProFund VP UltraBull	1.70%	Common Shares	$69.58	6,247
ProFund VP UltraBull	2.35%	Common Shares	$69.11	8,174
ProFund VP UltraBull	2.80%	Common Shares	$61.57	714

*	Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations

For the year ended December 31, 2023

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$163,223	$23,073	$496,710	$11,402	$221,603	$2,027

Expenses:
Asset-based charges	121,791	19,879	1,092,423	23,343	211,135	16,375

Net Investment Income (Loss)	41,432	3,194	(595,713)	(11,941)	10,468	(14,348)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(54,424)	(7,359)	3,664,965	99,409	752,998	(44,251)
Realized gain distribution from the Portfolios	485,597	37,096	5,589,180	34,770	588,976	1,279
Net realized gain (loss) on investments	431,173	29,737	9,254,145	134,179	1,341,974	(42,972)

Net change in unrealized appreciation (depreciation) of investments	(201,107)	64,105	5,814,796	250,750	2,038,676	183,248
Net Realized and Unrealized Gain (Loss) on Investments	230,066	93,842	15,068,941	384,929	3,380,650	140,276

Net Increase (Decrease) in Net Assets Resulting from Operations	$271,498	$97,036	$14,473,228	$372,988	$3,391,118	$125,928

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2023

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$16,819	$1,234,181	$63,099	$26,904	$19,647	$180,207

Expenses:
Asset-based charges	18,627	872,875	267,598	15,748	12,376	132,308

Net Investment Income (Loss)	(1,808)	361,306	(204,499)	11,156	7,271	47,899

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(33,140)	(846,737)	150,229	(16,390)	(7,002)	(101,489)
Realized gain distribution from the Portfolios	38,004	1,136,558	917,369	9,659	21,518	-
Net realized gain (loss) on investments	4,864	289,821	1,067,598	(6,731)	14,516	(101,489)

Net change in unrealized appreciation (depreciation) of investments	199,783	7,523,677	2,785,101	67,966	61,524	315,365
Net Realized and Unrealized Gain (Loss) on Investments	204,647	7,813,498	3,852,699	61,235	76,040	213,876

Net Increase (Decrease) in Net Assets Resulting from Operations	$202,839	$8,174,804	$3,648,200	$72,391	$83,311	$261,775

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2023

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$25,284	$15,986	$95,051	$1,796	$25,736	$120,069

Expenses:
Asset-based charges	21,296	33,571	59,582	91,591	87,248	125,272

Net Investment Income (Loss)	3,988	(17,585)	35,469	(89,795)	(61,512)	(5,203)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(20,407)	21,092	(40,106)	54,794	10,796	304,518
Realized gain distribution from the Portfolios	-	74,857	-	384,264	564,089	219,255
Net realized gain (loss) on investments	(20,407)	95,949	(40,106)	439,058	574,885	523,773

Net change in unrealized appreciation (depreciation) of investments	42,765	242,773	85,769	448,230	1,509,867	135,477
Net Realized and Unrealized Gain (Loss) on Investments	22,358	338,722	45,663	887,288	2,084,752	659,250

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,346	$321,137	$81,132	$797,493	$2,023,240	$654,047

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2023

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$38,612	$-	$80,249	$59,285	$121,530	$105,882

Expenses:
Asset-based charges	32,066	702,633	88,702	108,358	141,387	72,964

Net Investment Income (Loss)	6,546	(702,633)	(8,453)	(49,073)	(19,857)	32,918

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	26,720	1,068,131	60,959	220,305	237,200	(74,882)
Realized gain distribution from the Portfolios	129,939	2,162,105	244,833	235,932	411,428	119,250
Net realized gain (loss) on investments	156,659	3,230,236	305,792	456,237	648,628	44,368

Net change in unrealized appreciation (depreciation) of investments	115,880	14,322,605	543,392	368,878	307,974	481,538
Net Realized and Unrealized Gain (Loss) on Investments	272,539	17,552,841	849,184	825,115	956,602	525,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$279,085	$16,850,208	$840,731	$776,042	$936,745	$558,824

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2023

	EQ/Moderate- Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$50,509	$915,409	$116	$55,333	$48,493	$22,624

Expenses:
Asset-based charges	41,628	290,917	115,107	22,717	31,125	31,998

Net Investment Income (Loss)	8,881	624,492	(114,991)	32,616	17,368	(9,374)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(22,540)	810	(1,016,836)	(1,134)	(48,647)	4,793
Realized gain distribution from the Portfolios	90,405	-	-	-	-	65,327
Net realized gain (loss) on investments	67,865	810	(1,016,836)	(1,134)	(48,647)	70,120

Net change in unrealized appreciation (depreciation) of investments	318,914	(818)	3,296,626	24,014	96,491	224,692
Net Realized and Unrealized Gain (Loss) on Investments	386,779	(8)	2,279,790	22,880	47,844	294,812

Net Increase (Decrease) in Net Assets Resulting from Operations	$395,660	$624,484	$2,164,799	$55,496	$65,212	$285,438

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2023

	EQ/JPMorgan Growth Stock Portfolio*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$-	$32,075	$63,856	$517,412	$55,579	$9,235

Expenses:
Asset-based charges	516,043	43,943	222,212	170,085	103,303	9,180

Net Investment Income (Loss)	(516,043)	(11,868)	(158,356)	347,327	(47,724)	55

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	2,481,893	25,065	531,826	(39,366)	72,504	46,316
Realized gain distribution from the Portfolios	5,956,903	4,951	584,490	627,269	637,871	38,033
Net realized gain (loss) on investments	8,438,796	30,016	1,116,316	587,903	710,375	84,349

Net change in unrealized appreciation (depreciation) of investments	6,638,967	444,457	3,555,499	(280,491)	(83,404)	(49,519)
Net Realized and Unrealized Gain (Loss) on Investments	15,077,763	474,473	4,671,815	307,412	626,971	34,830

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,561,720	$462,605	$4,513,459	$654,739	$579,247	$34,885

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2023

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,230	$-	$-	$-	$188,640	$16,098

Expenses:
Asset-based charges	6,375	84,437	21,438	14,840	123,159	142,785

Net Investment Income (Loss)	(4,145)	(84,437)	(21,438)	(14,840)	65,481	(126,687)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	2,279	39,380	9,608	(43,688)	449,061	294,195
Realized gain distribution from the Portfolios	287	640,397	-	-	-	730,609
Net realized gain (loss) on investments	2,566	679,777	9,608	(43,688)	449,061	1,024,804

Net change in unrealized appreciation (depreciation) of investments	73,267	933,025	19,440	349,107	681,683	681,627
Net Realized and Unrealized Gain (Loss) on Investments	75,833	1,612,802	29,048	305,419	1,130,744	1,706,431

Net Increase (Decrease) in Net Assets Resulting from Operations	$71,688	$1,528,365	$7,610	$290,579	$1,196,225	$1,579,744

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2023

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$24,020	$50,836	$48,841	$82,027	$47,242	$54

Expenses:
Asset-based charges	201,281	75,165	59,909	38,626	33,201	340

Net Investment Income (Loss)	(177,261)	(24,329)	(11,068)	43,401	14,041	(286)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	150,496	304,798	34,897	70,458	(80,526)	(3,146)
Realized gain distribution from the Portfolios	-	159,498	-	126,925	22,614	-
Net realized gain (loss) on investments	150,496	464,296	34,897	197,383	(57,912)	(3,146)

Net change in unrealized appreciation (depreciation) of investments	4,548,191	789,422	269,932	(340,090)	117,591	(763)
Net Realized and Unrealized Gain (Loss) on Investments	4,698,687	1,253,718	304,829	(142,707)	59,679	(3,909)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,521,426	$1,229,389	$293,761	$(99,306)	$73,720	$(4,195)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Concluded)

For the year ended December 31, 2023

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$215	$-

Expenses:
Asset-based charges	3,214	25,226

Net Investment Income (Loss)	(2,999)	(25,226)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(14,441)	(87,054)
Realized gain distribution from the Portfolios	-	-
Net realized gain (loss) on investments	(14,441)	(87,054)

Net change in unrealized appreciation (depreciation) of investments	13,872	605,226
Net Realized and Unrealized Gain (Loss) on Investments	(569)	518,172

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,568)	$492,946

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets

For the year ended December 31, 2023

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$41,432	$3,194	$(595,713)	$(11,941)	$10,468	$(14,348)
Net realized gain (loss) on investments	431,173	29,737	9,254,145	134,179	1,341,974	(42,972)
Net change in unrealized appreciation (depreciation) of investments	(201,107)	64,105	5,814,796	250,750	2,038,676	183,248

Net increase (decrease) in net assets resulting from operations	271,498	97,036	14,473,228	372,988	3,391,118	125,928

From Contractowners Transactions:
Payments received from Contractowners	29,243	10,142	175,201	3,177	20,132	1,477
Transfers between Variable Investment Options including guaranteed investment account, net	(103,350)	(34,844)	(1,054,973)	54	(180,818)	1,149
Redemptions for contract benefits and terminations	(890,199)	(127,312)	(8,089,744)	(189,113)	(1,980,896)	(157,095)
Contract maintenance charges	(525)	(45)	(22,408)	(112)	-	(144)

Net increase (decrease) in net assets resulting from contractowners transactions	(964,831)	(152,059)	(8,991,924)	(185,994)	(2,141,582)	(154,613)

Net Increase (Decrease) in Net Assets	(693,333)	(55,023)	5,481,304	186,994	1,249,536	(28,685)

Net Assets - Beginning of Year	8,786,059	1,343,188	79,213,833	1,504,734	14,964,705	913,954
Net Assets - End of Year	$8,092,726	$1,288,165	$84,695,137	$1,691,728	$16,214,241	$885,269

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,808)	$361,306	$(204,499)	$11,156	$7,271	$47,899
Net realized gain (loss) on investments	4,864	289,821	1,067,598	(6,731)	14,516	(101,489)
Net change in unrealized appreciation (depreciation) of investments	199,783	7,523,677	2,785,101	67,966	61,524	315,365

Net increase (decrease) in net assets resulting from operations	202,839	8,174,804	3,648,200	72,391	83,311	261,775

From Contractowners Transactions:
Payments received from Contractowners	9,150	321,003	43,360	-	-	48,073
Transfers between Variable Investment Options including guaranteed investment account, net	(33)	(845,214)	(396,290)	(34,019)	248,511	(138,000)
Redemptions for contract benefits and terminations	(279,171)	(6,628,740)	(1,906,008)	(50,851)	(31,139)	(953,601)
Contract maintenance charges	(292)	(45,927)	(766)	(221)	(109)	(2,397)

Net increase (decrease) in net assets resulting from contractowners transactions	(270,346)	(7,198,878)	(2,259,704)	(85,091)	217,263	(1,045,925)

Net Increase (Decrease) in Net Assets	(67,507)	975,926	1,388,496	(12,700)	300,574	(784,150)

Net Assets - Beginning of Year	1,288,372	68,022,409	18,360,819	1,170,668	697,972	9,440,918
Net Assets - End of Year	$1,220,865	$68,998,335	$19,749,315	$1,157,968	$998,546	$8,656,768

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,988	$(17,585)	$35,469	$(89,795)	$(61,512)	$(5,203)
Net realized gain (loss) on investments	(20,407)	95,949	(40,106)	439,058	574,885	523,773
Net change in unrealized appreciation (depreciation) of investments	42,765	242,773	85,769	448,230	1,509,867	135,477

Net increase (decrease) in net assets resulting from operations	26,346	321,137	81,132	797,493	2,023,240	654,047

From Contractowners Transactions:
Payments received from Contractowners	12,559	8,105	13,666	27,229	10,767	43,504
Transfers between Variable Investment Options including guaranteed investment account, net	(6,336)	15,283	(76,245)	(39,105)	(148,813)	(129,113)
Redemptions for contract benefits and terminations	(118,430)	(171,757)	(529,458)	(465,519)	(647,749)	(730,667)
Contract maintenance charges	(196)	(272)	(758)	(676)	-	(951)

Net increase (decrease) in net assets resulting from contractowners transactions	(112,403)	(148,641)	(592,795)	(478,071)	(785,795)	(817,227)

Net Increase (Decrease) in Net Assets	(86,057)	172,496	(511,663)	319,422	1,237,445	(163,180)

Net Assets - Beginning of Year	1,179,072	1,747,637	4,065,653	5,509,477	5,693,356	7,947,868
Net Assets - End of Year	$1,093,015	$1,920,133	$3,553,990	$5,828,899	$6,930,801	$7,784,688

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,546	$(702,633)	$(8,453)	$(49,073)	$(19,857)	$32,918
Net realized gain (loss) on investments	156,659	3,230,236	305,792	456,237	648,628	44,368
Net change in unrealized appreciation (depreciation) of investments	115,880	14,322,605	543,392	368,878	307,974	481,538

Net increase (decrease) in net assets resulting from operations	279,085	16,850,208	840,731	776,042	936,745	558,824

From Contractowners Transactions:
Payments received from Contractowners	3,983	151,601	20,305	15,155	14,904	20,213
Transfers between Variable Investment Options including guaranteed investment account, net	1,772	(1,060,891)	(180,609)	(44,313)	(235,019)	268,973
Redemptions for contract benefits and terminations	(126,307)	(4,049,025)	(949,813)	(666,173)	(660,387)	(349,161)
Contract maintenance charges	(744)	(1,963)	(2,189)	(973)	(819)	(584)

Net increase (decrease) in net assets resulting from contractowners transactions	(121,296)	(4,960,278)	(1,112,306)	(696,304)	(881,321)	(60,559)

Net Increase (Decrease) in Net Assets	157,789	11,889,930	(271,575)	79,738	55,424	498,265

Net Assets - Beginning of Year	2,266,925	41,914,470	6,864,305	6,238,960	8,839,007	5,189,604
Net Assets - End of Year	$2,424,714	$53,804,400	$6,592,730	$6,318,698	$8,894,431	$5,687,869

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/Moderate- Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,881	$624,492	$(114,991)	$32,616	$17,368	$(9,374)
Net realized gain (loss) on investments	67,865	810	(1,016,836)	(1,134)	(48,647)	70,120
Net change in unrealized appreciation (depreciation) of investments	318,914	(818)	3,296,626	24,014	96,491	224,692

Net increase (decrease) in net assets resulting from operations	395,660	624,484	2,164,799	55,496	65,212	285,438

From Contractowners Transactions:
Payments received from Contractowners	12,555	548,316	31,371	8,328	15,283	3,931
Transfers between Variable Investment Options including guaranteed investment account, net	(1,679)	9,811,720	(136,574)	2,451	(62,914)	34,348
Redemptions for contract benefits and terminations	(81,004)	(10,955,661)	(890,263)	(138,588)	(240,290)	(212,709)
Contract maintenance charges	(322)	(3,682)	(564)	(178)	(538)	(365)

Net increase (decrease) in net assets resulting from contractowners transactions	(70,450)	(599,307)	(996,030)	(127,987)	(288,459)	(174,795)

Net Increase (Decrease) in Net Assets	325,210	25,177	1,168,769	(72,491)	(223,247)	110,643

Net Assets - Beginning of Year	2,906,993	21,752,977	7,140,695	1,460,987	2,503,861	2,006,294
Net Assets - End of Year	$3,232,203	$21,778,154	$8,309,464	$1,388,496	$2,280,614	$2,116,937

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	EQ/JPMorgan Growth Stock Portfolio*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(516,043)	$(11,868)	$(158,356)	$347,327	$(47,724)	$55
Net realized gain (loss) on investments	8,438,796	30,016	1,116,316	587,903	710,375	84,349
Net change in unrealized appreciation (depreciation) of investments	6,638,967	444,457	3,555,499	(280,491)	(83,404)	(49,519)

Net increase (decrease) in net assets resulting from operations	14,561,720	462,605	4,513,459	654,739	579,247	34,885

From Contractowners Transactions:
Payments received from Contractowners	137,835	5,434	34,458	34,082	34,401	1,884
Transfers between Variable Investment Options including guaranteed investment account, net	(1,076,132)	(6,611)	(269,490)	(132,938)	(101,722)	6,546
Redemptions for contract benefits and terminations	(3,961,747)	(229,556)	(1,303,003)	(827,638)	(574,120)	(190,804)
Contract maintenance charges	(15,539)	(203)	-	(872)	(314)	(49)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,915,583)	(230,936)	(1,538,035)	(927,366)	(641,755)	(182,423)

Net Increase (Decrease) in Net Assets	9,646,137	231,669	2,975,424	(272,627)	(62,508)	(147,538)

Net Assets - Beginning of Year	34,279,294	2,772,814	14,915,969	10,259,392	6,104,858	623,910
Net Assets - End of Year	$43,925,431	$3,004,483	$17,891,393	$9,986,765	$6,042,350	$476,372

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,145)	$(84,437)	$(21,438)	$(14,840)	$65,481	$(126,687)
Net realized gain (loss) on investments	2,566	679,777	9,608	(43,688)	449,061	1,024,804
Net change in unrealized appreciation (depreciation) of investments	73,267	933,025	19,440	349,107	681,683	681,627

Net increase (decrease) in net assets resulting from operations	71,688	1,528,365	7,610	290,579	1,196,225	1,579,744

From Contractowners Transactions:
Payments received from Contractowners	658	11,749	4,357	2,689	18,785	52,619
Transfers between Variable Investment Options including guaranteed investment account, net	(6,343)	(118,727)	12,276	(60,393)	(381,148)	(349,176)
Redemptions for contract benefits and terminations	(53,310)	(580,255)	(196,334)	(150,940)	(1,056,013)	(908,443)
Contract maintenance charges	(56)	(502)	(147)	(111)	-	-

Net increase (decrease) in net assets resulting from contractowners transactions	(59,051)	(687,735)	(179,848)	(208,755)	(1,418,376)	(1,205,000)

Net Increase (Decrease) in Net Assets	12,637	840,630	(172,238)	81,824	(222,151)	374,744

Net Assets - Beginning of Year	390,444	5,034,897	1,292,455	736,531	9,394,589	10,221,759
Net Assets - End of Year	$403,081	$5,875,527	$1,120,217	$818,355	$9,172,438	$10,596,503

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2023

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(177,261)	$(24,329)	$(11,068)	$43,401	$14,041	$(286)
Net realized gain (loss) on investments	150,496	464,296	34,897	197,383	(57,912)	(3,146)
Net change in unrealized appreciation (depreciation) of investments	4,548,191	789,422	269,932	(340,090)	117,591	(763)

Net increase (decrease) in net assets resulting from operations	4,521,426	1,229,389	293,761	(99,306)	73,720	(4,195)

From Contractowners Transactions:
Payments received from Contractowners	82,106	45,465	8,504	8,386	13,822	-
Transfers between Variable Investment Options including guaranteed investment account, net	(351,986)	(100,658)	(18,087)	(29,216)	42,293	(11,373)
Redemptions for contract benefits and terminations	(1,758,421)	(708,618)	(429,959)	(341,611)	(196,527)	(43)
Contract maintenance charges	(464)	-	(855)	(343)	(294)	(2)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,028,765)	(763,811)	(440,397)	(362,784)	(140,706)	(11,418)

Net Increase (Decrease) in Net Assets	2,492,661	465,578	(146,636)	(462,090)	(66,986)	(15,613)

Net Assets - Beginning of Year	12,631,722	5,195,557	3,548,396	2,692,215	2,186,719	32,211
Net Assets - End of Year	$15,124,383	$5,661,135	$3,401,760	$2,230,125	$2,119,733	$16,598

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2023

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,999)	$(25,226)
Net realized gain (loss) on investments	(14,441)	(87,054)
Net change in unrealized appreciation (depreciation) of investments	13,872	605,226

Net increase (decrease) in net assets resulting from operations	(3,568)	492,946

From Contractowners Transactions:
Payments received from Contractowners	300	35,725
Transfers between Variable Investment Options including guaranteed investment account, net	(87,345)	(28,276)
Redemptions for contract benefits and terminations	(2,944)	(158,218)
Contract maintenance charges	(12)	(137)

Net increase (decrease) in net assets resulting from contractowners transactions	(90,001)	(150,906)

Net Increase (Decrease) in Net Assets	(93,569)	342,040

Net Assets - Beginning of Year	236,902	1,254,956
Net Assets - End of Year	$143,333	$1,596,996

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets

For the year ended December 31, 2022

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,035	$(16,695)	$(704,548)	$(13,826)	$(2,721)	$(17,864)
Net realized gain (loss) on investments	473,406	40,761	7,417,771	93,959	1,942,934	12,318
Net change in unrealized appreciation (depreciation) of investments	(386,151)	(136,716)	(18,507,077)	(564,968)	(5,766,505)	(417,660)

Net increase (decrease) in net assets resulting from operations	107,290	(112,650)	(11,793,854)	(484,835)	(3,826,292)	(423,206)

From Contractowners Transactions:
Payments received from Contractowners	28,373	18,224	284,126	8,422	202,785	5,717
Transfers between Variable Investment Options including guaranteed investment account, net	(127,649)	(22,074)	(1,877,319)	(17,463)	(364,821)	(13,649)
Redemptions for contract benefits and terminations	(933,632)	(54,062)	(7,092,005)	(145,918)	(1,015,063)	(148,545)
Contract maintenance charges	(588)	(53)	(23,839)	(118)	-	(162)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,033,496)	(57,965)	(8,709,037)	(155,077)	(1,177,099)	(156,639)

Net Increase (Decrease) in Net Assets	(926,206)	(170,615)	(20,502,891)	(639,912)	(5,003,391)	(579,845)

Net Assets - Beginning of Year	9,712,265	1,513,803	99,716,724	2,144,646	19,968,096	1,493,799
Net Assets - End of Year	$8,786,059	$1,343,188	$79,213,833	$1,504,734	$14,964,705	$913,954

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,649)	$(28,829)	$(258,103)	$(430)	$(2,749)	$7,160
Net realized gain (loss) on investments	178,646	4,825,478	2,602,341	11,758	(1,960)	(50,338)
Net change in unrealized appreciation (depreciation) of investments	(497,194)	(18,345,531)	(7,355,284)	(216,142)	(165,715)	(1,106,401)

Net increase (decrease) in net assets resulting from operations	(326,197)	(13,548,882)	(5,011,046)	(204,814)	(170,424)	(1,149,579)

From Contractowners Transactions:
Payments received from Contractowners	9,791	267,490	63,701	50,000	-	105,169
Transfers between Variable Investment Options including guaranteed investment account, net	(1,471)	(1,221,868)	(486,263)	(98,135)	3,412	(218,552)
Redemptions for contract benefits and terminations	(35,054)	(6,685,242)	(1,460,172)	(53,050)	(212,869)	(998,001)
Contract maintenance charges	(333)	(50,027)	(826)	(240)	(105)	(2,751)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,067)	(7,689,647)	(1,883,560)	(101,425)	(209,562)	(1,114,135)

Net Increase (Decrease) in Net Assets	(353,264)	(21,238,529)	(6,894,606)	(306,239)	(379,986)	(2,263,714)

Net Assets - Beginning of Year	1,641,636	89,260,938	25,255,425	1,476,907	1,077,958	11,704,632
Net Assets - End of Year	$1,288,372	$68,022,409	$18,360,819	$1,170,668	$697,972	$9,440,918

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,587	$(29,068)	$(31,733)	$(98,733)	$(87,325)	$(20,535)
Net realized gain (loss) on investments	(14,907)	85,093	(36,851)	469,395	798,200	535,057
Net change in unrealized appreciation (depreciation) of investments	(210,142)	(608,536)	(392,121)	(1,683,111)	(3,502,905)	(1,450,538)

Net increase (decrease) in net assets resulting from operations	(220,462)	(552,511)	(460,705)	(1,312,449)	(2,792,030)	(936,016)

From Contractowners Transactions:
Payments received from Contractowners	18,299	9,330	62,785	16,516	7,836	42,172
Transfers between Variable Investment Options including guaranteed investment account, net	(57,248)	(96,895)	(338,588)	(89,001)	(119,110)	16,169
Redemptions for contract benefits and terminations	(139,099)	(192,955)	(516,358)	(555,635)	(450,787)	(879,414)
Contract maintenance charges	(225)	(286)	(891)	(733)	-	(991)

Net increase (decrease) in net assets resulting from contractowners transactions	(178,273)	(280,806)	(793,052)	(628,853)	(562,061)	(822,064)

Net Increase (Decrease) in Net Assets	(398,735)	(833,317)	(1,253,757)	(1,941,302)	(3,354,091)	(1,758,080)

Net Assets - Beginning of Year	1,577,807	2,580,954	5,319,410	7,450,779	9,047,447	9,705,948
Net Assets - End of Year	$1,179,072	$1,747,637	$4,065,653	$5,509,477	$5,693,356	$7,947,868

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,274)	$(692,961)	$(32,206)	$(58,460)	$(73,900)	$(7,648)
Net realized gain (loss) on investments	190,133	6,029,743	283,903	728,951	567,112	375,662
Net change in unrealized appreciation (depreciation) of investments	(577,605)	(23,772,826)	(1,682,007)	(1,917,504)	(2,301,430)	(1,437,035)

Net increase (decrease) in net assets resulting from operations	(392,746)	(18,436,044)	(1,430,310)	(1,247,013)	(1,808,218)	(1,069,021)

From Contractowners Transactions:
Payments received from Contractowners	3,712	165,907	18,681	26,144	35,312	9,074
Transfers between Variable Investment Options including guaranteed investment account, net	(107,763)	(1,242,220)	(53,788)	(282,576)	(88,257)	65,205
Redemptions for contract benefits and terminations	(323,466)	(3,341,177)	(482,234)	(638,475)	(904,052)	(356,681)
Contract maintenance charges	(844)	(1,983)	(2,292)	(1,047)	(980)	(690)

Net increase (decrease) in net assets resulting from contractowners transactions	(428,361)	(4,419,473)	(519,633)	(895,954)	(957,977)	(283,092)

Net Increase (Decrease) in Net Assets	(821,107)	(22,855,517)	(1,949,943)	(2,142,967)	(2,766,195)	(1,352,113)

Net Assets - Beginning of Year	3,088,032	64,769,987	8,814,248	8,381,927	11,605,202	6,541,717
Net Assets - End of Year	$2,266,925	$41,914,470	$6,864,305	$6,238,960	$8,839,007	$5,189,604

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Moderate- Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(14,058)	$(54,973)	$(135,377)	$(4,499)	$(18,630)	$(15,460)
Net realized gain (loss) on investments	246,352	1,141	(927,019)	(3,659)	(15,341)	85,393
Net change in unrealized appreciation (depreciation) of investments	(959,554)	(1,120)	(5,295,159)	(27,775)	(310,555)	(627,055)

Net increase (decrease) in net assets resulting from operations	(727,260)	(54,952)	(6,357,555)	(35,933)	(344,526)	(557,122)

From Contractowners Transactions:
Payments received from Contractowners	28,285	454,786	59,468	14,646	15,460	23,602
Transfers between Variable Investment Options including guaranteed investment account, net	(289,896)	5,829,636	(7,035)	(37,683)	(32,489)	(7,539)
Redemptions for contract benefits and terminations	(106,728)	(3,667,872)	(959,880)	(142,815)	(242,547)	(140,719)
Contract maintenance charges	(361)	(3,771)	(676)	(188)	(645)	(378)

Net increase (decrease) in net assets resulting from contractowners transactions	(368,700)	2,612,779	(908,123)	(166,040)	(260,221)	(125,034)

Net Increase (Decrease) in Net Assets	(1,095,960)	2,557,827	(7,265,678)	(201,973)	(604,747)	(682,156)

Net Assets - Beginning of Year	4,002,953	19,195,150	14,406,373	1,662,960	3,108,608	2,688,450
Net Assets - End of Year	$2,906,993	$21,752,977	$7,140,695	$1,460,987	$2,503,861	$2,006,294

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/JPMorgan Growth Stock Portfolio*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(548,620)	$(17,989)	$(167,270)	$354,428	$(57,077)	$(210)
Net realized gain (loss) on investments	2,781,343	98,314	1,423,069	290,701	967,034	104,568
Net change in unrealized appreciation (depreciation) of investments	(25,862,312)	(695,074)	(7,374,758)	(1,502,448)	(1,857,060)	(129,475)

Net increase (decrease) in net assets resulting from operations	(23,629,589)	(614,749)	(6,118,959)	(857,319)	(947,103)	(25,117)

From Contractowners Transactions:
Payments received from Contractowners	163,003	9,468	26,823	65,584	33,846	2,159
Transfers between Variable Investment Options including guaranteed investment account, net	(280,464)	(122,920)	(453,348)	(181,240)	(174,870)	(19,576)
Redemptions for contract benefits and terminations	(3,371,238)	(290,259)	(1,462,811)	(1,114,933)	(545,060)	(59,209)
Contract maintenance charges	(16,610)	(223)	-	(1,000)	(395)	(56)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,505,309)	(403,934)	(1,889,336)	(1,231,589)	(686,479)	(76,682)

Net Increase (Decrease) in Net Assets	(27,134,898)	(1,018,683)	(8,008,295)	(2,088,908)	(1,633,582)	(101,799)

Net Assets - Beginning of Year	61,414,192	3,791,497	22,924,264	12,348,300	7,738,440	725,709
Net Assets - End of Year	$34,279,294	$2,772,814	$14,915,969	$10,259,392	$6,104,858	$623,910

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,786)	$(90,986)	$(24,111)	$(18,340)	$1,759	$(109,829)
Net realized gain (loss) on investments	35,958	1,098,448	229,311	354,596	722,720	2,199,341
Net change in unrealized appreciation (depreciation) of investments	(164,777)	(3,702,337)	(453,673)	(903,932)	(2,934,757)	(4,424,409)

Net increase (decrease) in net assets resulting from operations	(134,605)	(2,694,875)	(248,473)	(567,676)	(2,210,278)	(2,334,897)

From Contractowners Transactions:
Payments received from Contractowners	3,313	22,893	4,364	3,167	47,695	57,767
Transfers between Variable Investment Options including guaranteed investment account, net	(1,208)	(21,792)	(105,189)	7,810	(205,771)	(475,197)
Redemptions for contract benefits and terminations	(92,287)	(530,849)	(98,141)	(106,645)	(1,081,375)	(767,829)
Contract maintenance charges	(65)	(507)	(180)	(124)	-	-

Net increase (decrease) in net assets resulting from contractowners transactions	(90,247)	(530,255)	(199,146)	(95,792)	(1,239,451)	(1,185,259)

Net Increase (Decrease) in Net Assets	(224,852)	(3,225,130)	(447,619)	(663,468)	(3,449,729)	(3,520,156)

Net Assets - Beginning of Year	615,296	8,260,027	1,740,074	1,399,999	12,844,318	13,741,915
Net Assets - End of Year	$390,444	$5,034,897	$1,292,455	$736,531	$9,394,589	$10,221,759

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(185,870)	$16,145	$(3,057)	$22,020	$(2,551)	$(455)
Net realized gain (loss) on investments	2,411,155	924,614	(8,532)	266,031	(147,278)	(3,628)
Net change in unrealized appreciation (depreciation) of investments	(9,249,480)	(2,458,624)	(504,883)	(309,074)	(219,788)	6,689

Net increase (decrease) in net assets resulting from operations	(7,024,195)	(1,517,865)	(516,472)	(21,023)	(369,617)	2,606

From Contractowners Transactions:
Payments received from Contractowners	44,933	32,162	25,983	8,271	17,666	-
Transfers between Variable Investment Options including guaranteed investment account, net	(234,951)	(309,443)	(143,862)	(205,916)	(150,059)	10,086
Redemptions for contract benefits and terminations	(882,105)	(522,186)	(645,797)	(350,192)	(394,964)	(53)
Contract maintenance charges	(476)	-	(918)	(378)	(317)	(2)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,072,599)	(799,467)	(764,594)	(548,215)	(527,674)	10,031

Net Increase (Decrease) in Net Assets	(8,096,794)	(2,317,332)	(1,281,066)	(569,238)	(897,291)	12,637

Net Assets - Beginning of Year	20,728,516	7,512,889	4,829,462	3,261,453	3,084,010	19,574
Net Assets - End of Year	$12,631,722	$5,195,557	$3,548,396	$2,692,215	$2,186,719	$32,211

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2022

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,978)	$(30,160)
Net realized gain (loss) on investments	(3,192)	378,795
Net change in unrealized appreciation (depreciation) of investments	78,408	(1,271,574)

Net increase (decrease) in net assets resulting from operations	72,238	(922,939)

From Contractowners Transactions:
Payments received from Contractowners	275	27,921
Transfers between Variable Investment Options including guaranteed investment account, net	89,907	(38,991)
Redemptions for contract benefits and terminations	(788)	(291,212)
Contract maintenance charges	(14)	(137)

Net increase (decrease) in net assets resulting from contractowners transactions	89,380	(302,419)

Net Increase (Decrease) in Net Assets	161,618	(1,225,358)

Net Assets - Beginning of Year	75,284	2,480,314
Net Assets - End of Year	$236,902	$1,254,956

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

1. Organization

Equitable America Variable Account A (the “Account” was established by Equitable Financial Life Insurance Company of America (“Equitable Financial”) on March 27, 1987. Equitable Financial is an Arizona stock life insurance company. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account is registered with the United States Securities and Exchange Commission (“SEC”) and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, and ProFunds (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-end, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options (“Portfolios”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	EQ Advisors Trust*
Invesco V.I. Diversified Dividend Fund	1290 VT Equity Income
Invesco V.I. Global Core Equity Fund	1290 VT GAMCO Mergers & Acquisitions
Invesco V.I. Global Fund	1290 VT GAMCO Small Company Value
Invesco V.I. Health Care Fund	1290 VT Socially Responsible
Invesco V.I. Technology Fund	EQ/AB Small Cap Growth
EQ/Aggressive Allocation
BNY Mellon Investment Adviser, Inc.	EQ/All Asset Growth Allocation
BNY Mellon Stock Index Fund, Inc.	EQ/Capital Group Research

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

Variable Investment Options, continued:

EQ Advisors Trust* (continued)	Franklin Templeton Variable Insurance Products Trust
EQ/Conservative Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Conservative-Plus Allocation	Franklin Income VIP Fund
EQ/Core Bond Index	Franklin Rising Dividends VIP Fund
EQ/Core Plus Bond
EQ/Global Equity Managed Volatility	Janus Aspen Series
EQ/Intermediate Government Bond	Janus Henderson Balanced Portfolio
EQ/Janus Enterprise	Janus Henderson Enterprise Portfolio
EQ/Large Cap Growth Managed Volatility	Janus Henderson Forty Portfolio
EQ/Large Cap Value Index	Janus Henderson Global Research Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Overseas Portfolio
EQ/Loomis Sayles Growth Portfolio
EQ/MFS International Growth	MFS® Variable Insurance Trust
EQ/Mid Cap Index	MFS® Utilities Series
EQ/Mid Cap Value Managed Volatility
EQ/Moderate Allocation	PIMCO Variable Insurance Trust
EQ/Moderate-Plus Allocation	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/Money Market
EQ/Morgan Stanley Small Cap Growth	ProFunds
EQ/PIMCO Ultra Short Bond	ProFund VP Bear
EQ/Quality Bond PLUS	ProFund VP Rising Rates Opportunity
EQ/Small Company Index	ProFund VP UltraBull
EQ/JPMorgan Growth Stock Portfolio**
EQ/Value Equity

* An affiliate of Equitable Financial that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

** The following Subaccount changed their name:

Previous Name	New Name	Date of Change
EQ/T.Rowe Price Growth Stock	EQ/JPMorgan Growth Stock Portfolio	July 31, 2023

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

The Account holds assets that are segregated from all of Equitable Financial’s other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished or segregated from those of Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, management expects the risk of material loss to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represents unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account assets support Equitable Financial’s insurance and annuity obligations and are subject to Equitable Financial’s general liabilities for business operations and to creditor rights.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

Federal Income Taxes:

The results of the operations of the Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Account for federal income tax attributable to the Account. No charge has been made against the Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

3. Fair Value Disclosures

The Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets
b)	Quoted prices for identical or similar assets in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values:

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Account are classified as Level 1 in the fair value hierarchy as of December 31, 2023 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

4. Purchase and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2023 were as follows:

	Purchases	Sales
1290 VT Equity Income	$725,249	$1,163,051
1290 VT GAMCO Mergers & Acquisitions	105,759	217,527
1290 VT GAMCO Small Company Value	6,367,881	10,366,338
1290 VT Socially Responsible	49,186	212,350
BNY Mellon Stock Index Fund, Inc.	935,218	2,477,355
EQ/AB Small Cap Growth	23,515	191,196
EQ/Aggressive Allocation	63,664	297,815
EQ/All Asset Growth Allocation	2,646,724	8,347,739
EQ/Capital Group Research	1,100,509	2,647,343
EQ/Conservative Allocation	36,618	100,893
EQ/Conservative-Plus Allocation	294,454	48,402
EQ/Core Bond Index	294,622	1,292,648
EQ/Core Plus Bond	43,645	152,059
EQ/Global Equity Managed Volatility	149,094	240,464
EQ/Intermediate Government Bond	140,829	698,155
EQ/Janus Enterprise	431,730	615,332
EQ/Large Cap Growth Managed Volatility	651,487	934,706
EQ/Large Cap Value Index	526,401	1,129,576

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

	Purchases	Sales
EQ/Large Cap Value Managed Volatility	$174,595	$159,406
EQ/Loomis Sayles Growth Portfolio	2,434,476	5,935,282
EQ/MFS International Growth	373,940	1,249,866
EQ/Mid Cap Index	396,795	906,240
EQ/Mid Cap Value Managed Volatility	605,648	1,095,398
EQ/Moderate Allocation	552,263	460,654
EQ/Moderate-Plus Allocation	155,519	126,683
EQ/Money Market	12,439,548	12,414,365
EQ/Morgan Stanley Small Cap Growth	113,464	1,224,484
EQ/PIMCO Ultra Short Bond	82,943	178,314
EQ/Quality Bond PLUS	66,765	337,856
EQ/Small Company Index	130,774	249,616
EQ/JPMorgan Growth Stock Portfolio	6,739,331	6,214,055
EQ/Value Equity	46,396	284,249
Fidelity® VIP Contrafund® Portfolio	701,113	1,813,014
Franklin Income VIP Fund	1,267,067	1,219,837
Franklin Rising Dividends VIP Fund	798,958	850,566
Invesco V.I. Diversified Dividend Fund	60,645	204,979
Invesco V.I. Global Core Equity Fund	3,891	66,801
Invesco V.I. Global Fund	706,193	837,968
Invesco V.I. Health Care Fund	21,610	222,896
Invesco V.I. Technology Fund	8,527	232,122
Janus Henderson Balanced Portfolio	253,222	1,606,117
Janus Henderson Enterprise Portfolio	797,032	1,398,111
Janus Henderson Forty Portfolio	183,911	2,389,938
Janus Henderson Global Research Portfolio	315,449	944,090
Janus Henderson Overseas Portfolio	113,040	564,505
MFS® Utilities Series	243,463	435,921
PIMCO Global Bond Opportunities Portfolio (Unhedged)	137,527	241,579
ProFund VP Bear	2,571	14,275
ProFund VP Rising Rates Opportunity	1,009	94,009
ProFund VP Ultrabull	60,126	236,259

The units purchased and redeemed for the year ended December 31, 2023 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	A	-	221	(221)
1290 VT Equity Income	B	2,621	36,625	(34,004)
1290 VT GAMCO Mergers & Acquisitions	B	2,710	11,125	(8,415)
1290 VT GAMCO Small Company Value	B	4,047	76,087	(72,040)

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

	Share Class+	Issued	Redeemed	Net Change
1290 VT Socially Responsible	A	105	7,066	(6,961)
1290 VT Socially Responsible	B	17	582	(565)
BNY Mellon Stock Index Fund, Inc.	INITIAL	3,872	67,848	(63,976)
EQ/AB Small Cap Growth	A	692	5,984	(5,292)
EQ/Aggressive Allocation	B	508	15,926	(15,418)
EQ/All Asset Growth Allocation	B	8,890	172,490	(163,600)
EQ/Capital Group Research	A	3,828	73,058	(69,230)
EQ/Conservative Allocation	B	2	7,330	(7,328)
EQ/Conservative-Plus Allocation	B	19,777	2,798	16,979
EQ/Core Bond Index	A	10,125	99,619	(89,494)
EQ/Core Plus Bond	A	1,608	11,210	(9,602)
EQ/Global Equity Managed Volatility	A	1,401	5,014	(3,613)
EQ/Intermediate Government Bond	A	4,248	55,459	(51,211)
EQ/Janus Enterprise	A	1,545	19,275	(17,730)
EQ/Large Cap Growth Managed Volatility	B	1,587	22,703	(21,116)
EQ/Large Cap Value Index	A	6,568	36,463	(29,895)
EQ/Large Cap Value Managed Volatility	A	299	2,147	(1,848)
EQ/Loomis Sayles Growth Portfolio	B	6,765	130,117	(123,352)
EQ/MFS International Growth	B	1,779	42,525	(40,746)
EQ/Mid Cap Index	A	2,973	23,540	(20,567)
EQ/Mid Cap Value Managed Volatility	A	2,440	32,712	(30,272)
EQ/Moderate Allocation	B	23,768	29,995	(6,227)
EQ/Moderate-Plus Allocation	B	940	5,656	(4,716)
EQ/Money Market	A	1,208,046	1,282,017	(73,971)
EQ/Morgan Stanley Small Cap Growth	B	9,459	92,957	(83,498)
EQ/PIMCO Ultra Short Bond	B	2,623	14,244	(11,621)
EQ/Quality Bond PLUS	B	1,022	19,497	(18,475)
EQ/Small Company Index	A	1,047	5,045	(3,998)
EQ/JPMorgan Growth Stock Portfolio	B	13,784	91,123	(77,339)
EQ/Value Equity	B	415	10,620	(10,205)
Fidelity® VIP Contrafund® Portfolio	SERVICE	1,116	33,377	(32,261)
Franklin Income VIP Fund	CLASS 2	4,619	39,905	(35,286)
Franklin Rising Dividends VIP Fund	CLASS 2	2,337	16,271	(13,934)
Invesco V.I. Diversified Dividend Fund	SERIES I	1,039	12,411	(11,372)
Invesco V.I. Global Core Equity Fund	SERIES I	85	3,526	(3,441)
Invesco V.I. Global Fund	SERVICE	1,547	17,638	(16,091)
Invesco V.I. Health Care Fund	SERIES I	740	6,831	(6,091)
Invesco V.I. Technology Fund	SERIES I	291	7,669	(7,378)
Janus Henderson Balanced Portfolio	INSTITUTIONAL	1,766	40,871	(39,105)
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	1,270	31,437	(30,167)
Janus Henderson Forty Portfolio	INSTITUTIONAL	2,630	38,072	(35,442)
Janus Henderson Forty Portfolio	SERVICE	482	3,944	(3,462)
Janus Henderson Global Research Portfolio	INSTITUTIONAL	4,896	39,391	(34,495)
Janus Henderson Overseas Portfolio	SERVICE	2,359	18,533	(16,174)
MFS® Utilities Series	INITIAL	688	7,607	(6,919)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	3,989	12,767	(8,778)
ProFund VP Bear	COMMON	3,600	20,508	(16,908)
ProFund VP Rising Rates Opportunity	COMMON	458	54,838	(54,380)
ProFund VP UltraBull	COMMON	852	3,509	(2,657)

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

5. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”) a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.64% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.12% to 0.50% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT, including the EQ/Large Cap Value Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Annuity Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC ("Equitable Network"), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker-dealers under contracts with Equitable Distributors. Equitable Financial serves as the transfer agent for EQAT.

6. Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the years ended December 31, 2023 and December 31, 2022.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

7. Contractowner Charges and Asset-based Charges

Policy premiums received from Equitable Financial by the Account represent gross policy premiums recorded by Equitable Financial less deductions retained as compensation for certain sales distribution expenses and any premium taxes. Net policy premiums are included in “Payments received from Contractowners” in the Statement of Changes in Net Assets.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option (“fund value”) as a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as “Asset-based Charges” in the Statement of Operations.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

Annual Contract Charge: This charge is deducted daily from the fund value, and ranges from a low of $0 to a high of $30.

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. This charge would be deducted from the fund value.

Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity Policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

8. Financial Highlights

The Variable Annuity Policies have unique combinations of features and fees that are charged against the Contractowner’s account balance. Differences in the fee structures result in a variety of unit values, expenses ratios and total returns.

The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expenses ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Unit Outstanding
	Share Class+	2023	2022	2021	2020	2019
1290 VT Equity Income	A	8,341	8,562	9,239	9,467	9,473
1290 VT Equity Income	B	253,485	287,489	322,998	352,705	384,086
1290 VT GAMCO Mergers & Acquisitions	B	70,047	78,462	82,008	69,876	76,145
1290 VT GAMCO Small Company Value	B	613,191	685,231	770,581	850,275	949,304
1290 VT Socially Responsible	A	46,992	53,953	56,355	62,614	70,071
1290 VT Socially Responsible	B	13,673	14,238	17,493	17,575	19,764

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

		Unit Outstanding
	Share Class+	2023	2022	2021	2020	2019
BNY Mellon Stock Index Fund, Inc.	INITIAL	436,090	500,066	537,734	582,854	624,973
EQ/AB Small Cap Growth	A	28,060	33,352	38,034	42,169	48,820
EQ/Aggressive Allocation	B	66,374	81,792	83,907	82,940	83,612
EQ/All Asset Growth Allocation	B	1,217,801	1,381,401	1,545,845	1,697,769	1,887,853
EQ/Capital Group Research	A	539,514	608,744	666,410	723,239	185,564
EQ/Conservative Allocation	B	96,447	103,775	114,253	99,283	110,625
EQ/Conservative-Plus Allocation	B	72,499	55,520	72,181	56,481	74,762
EQ/Core Bond Index	A	728,825	818,319	911,015	1,021,845	1,135,915
EQ/Core Plus Bond	A	91,363	100,965	115,264	125,733	137,663
EQ/Global Equity Managed Volatility	A	42,432	46,045	52,497	54,247	60,727
EQ/Intermediate Government Bond	A	312,226	363,437	430,296	486,419	515,013
EQ/Janus Enterprise	A	192,990	210,720	235,092	253,069	293,407
EQ/Large Cap Growth Managed Volatility	B	167,024	188,140	204,769	237,543	274,448
EQ/Large Cap Value Index	A	261,220	291,115	321,214	356,028	394,534
EQ/Large Cap Value Managed Volatility	A	41,161	43,009	53,610	62,782	67,924
EQ/Loomis Sayles Growth Portfolio	B	1,164,621	1,287,973	1,413,419	1,533,945	1,741,629
EQ/MFS International Growth	B	223,602	264,348	283,326	316,337	353,918
EQ/Mid Cap Index	A	170,151	190,718	216,774	237,130	261,266
EQ/Mid Cap Value Managed Volatility	A	282,833	313,105	345,164	405,606	467,997
EQ/Moderate Allocation	B	394,258	400,485	420,528	484,917	534,809
EQ/Moderate-Plus Allocation	B	194,426	199,142	225,643	225,168	251,758
EQ/Money Market	A	2,245,607	2,319,578	2,043,880	2,325,597	1,904,377
EQ/Morgan Stanley Small Cap Growth	B	603,665	687,163	762,762	855438	-
EQ/PIMCO Ultra Short Bond	B	123,743	135,364	150,671	176,697	216,605
EQ/Quality Bond PLUS	B	140,016	158,491	174,117	186,993	207,304
EQ/Small Company Index	A	44,206	48,204	51,145	56,475	60,202
EQ/JPMorgan Growth Stock Portfolio	B	507,803	585,142	634,828	690,761	759,505
EQ/Value Equity	B	116,649	126854	144745	169	192,623
Fidelity® VIP Contrafund® Portfolio	SERVICE	333,303	365,564	408,069	446,191	507,289
Franklin Income VIP Fund	CLASS 2	362,681	397,967	444,834	457,195	509,509
Franklin Rising Dividends VIP Fund	CLASS 2	131,820	145,754	161,795	174,533	192,900
Invesco V.I. Diversified Dividend Fund	SERIES I	33,816	45,188	51,094	53,626	59,309
Invesco V.I. Global Core Equity Fund	SERIES I	21,490	24,931	30,143	32,709	35,629
Invesco V.I. Global Fund	SERVICE	117,630	133,721	147,083	164,000	186,380
Invesco V.I. Health Care Fund	SERIES I	35,166	41,257	47,030	50,082	56,319
Invesco V.I. Technology Fund	SERIES I	24,838	32,216	36,316	39,024	40,555
Janus Henderson Balanced Portfolio	INSTITUTIONAL	235,172	274,277	309,281	343,107	390,772
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	243,802	273,969	305,434	333,195	394,848
Janus Henderson Forty Portfolio	INSTITUTIONAL	202,211	237,653	252,359	269,752	301,755
Janus Henderson Forty Portfolio	SERVICE	49,433	52,895	59,535	63,744	72,402
Janus Henderson Global Research Portfolio	INSTITUTIONAL	233,130	267,625	307,644	337,989	368,890
Janus Henderson Overseas Portfolio	SERVICE	122,202	138,376	168,195	182,695	201,438
MFS® Utilities Series	INITIAL	41,414	48,333	57,718	61,194	73,641
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	122,166	130,944	161,244	173,540	200,094
ProFund VP Bear	COMMON	26,984	43,892	30,500	18,586	15,838
ProFund VP Rising Rates Opportunity	COMMON	82,968	137,348	68,535	61,166	59,531
ProFund VP UltraBull	COMMON	21,818	24,475	29,020	45,663	38,386

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

		Unit Value
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	$26.68	$26.68	$25.62	$25.62	$25.17	$25.17	$20.16	$20.16	$21.39	$21.39
1290 VT Equity Income	B	25.09	34.57	27.37	33.19	27.30	32.58	22.21	26.09	21.02	31.28
1290 VT GAMCO Mergers & Acquisitions	B	15.11	19.28	14.12	17.82	15.38	19.19	14.14	17.43	14.66	18.03
1290 VT GAMCO Small Company Value	B	51.87	71.31	44.06	59.62	50.72	67.55	41.69	54.63	39.15	256.30
1290 VT Socially Responsible	A	26.12	26.12	20.77	20.77	27.01	27.01	21.01	21.01	17.75	17.75
1290 VT Socially Responsible	B	29.73	36.69	23.87	29.13	31.37	37.84	24.64	29.39	21.03	24.80
BNY Mellon Stock Index Fund, Inc.	INITIAL	37.18	37.18	29.93	29.93	37.13	37.13	29.31	29.31	25.18	25.18
EQ/AB Small Cap Growth	A	28.89	34.92	25.12	30.02	35.94	42.47	38.19	38.07	24.52	28.86
EQ/Aggressive Allocation	B	15.82	19.13	13.67	16.35	17.14	20.27	14.98	17.51	13.29	15.35
EQ/All Asset Growth Allocation	B	16.43	20.05	14.74	17.78	17.64	21.04	16.28	19.19	14.84	91.29
EQ/Capital Group Research	A	39.26	54.73	32.83	45.03	41.66	56.25	34.81	46.26	23.83	37.98
EQ/Conservative Allocation	B	11.33	12.31	10.68	11.54	11.30	13.37	11.27	13.17	10.75	12.42
EQ/Conservative-Plus Allocation	B	11.71	14.16	10.80	12.92	12.94	15.30	12.42	14.51	11.56	13.35
EQ/Core Bond Index	A	8.07	13.54	7.93	13.11	8.94	14.54	9.39	15.03	9.11	14.34
EQ/Core Plus Bond	A	8.76	14.00	8.62	13.55	10.18	15.75	10.65	16.22	9.53	14.29
EQ/Global Equity Managed Volatility	A	42.67	49.96	36.16	41.67	47.04	53.34	41.74	46.58	35.59	51.51
EQ/Intermediate Government Bond	A	7.84	11.48	7.76	11.18	8.64	12.26	9.08	12.67	8.95	17.50
EQ/Janus Enterprise	A	31.48	28.89	27.66	24.98	34.10	30.31	30.01	26.25	18.74	36.65
EQ/Large Cap Growth Managed Volatility	B	41.50	41.50	30.26	30.26	44.18	44.18	36.01	36.01	27.65	27.65
EQ/Large Cap Value Index	A	26.52	33.01	24.63	30.17	27.60	33.27	22.84	27.10	21.34	31.81
EQ/Large Cap Value Managed Volatility	A	19.19	23.54	17.24	20.91	19.96	23.93	16.37	19.40	15.86	109.61
EQ/Loomis Sayles Growth Portfolio	B	42.60	49.93	30.47	35.15	43.51	49.40	38.52	43.03	26.60	38.56
EQ/MFS International Growth	B	24.28	34.66	21.52	30.68	25.71	36.63	23.82	33.90	20.93	29.76
EQ/Mid Cap Index	A	32.66	42.24	29.01	36.93	34.53	43.26	28.67	35.34	25.83	36.11
EQ/Mid Cap Value Managed Volatility	A	26.63	33.51	24.20	29.96	29.12	35.49	23.51	28.20	23.03	27.19
EQ/Moderate Allocation	B	12.24	14.81	11.16	13.34	13.51	15.97	12.76	14.91	11.74	13.56
EQ/Moderate-Plus Allocation	B	14.15	17.12	12.56	15.02	15.50	18.33	14.08	16.46	12.64	14.60

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

		Unit Value
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Money Market	A	$7.49	$10.03	$7.37	$9.72	$7.50	$9.73	$7.69	$9.83	$7.90	$9.93
EQ/Morgan Stanley Small Cap Growth	B	13.33	13.90	10.15	10.47	18.60	18.96	18.55	18.69	-	-
EQ/PIMCO Ultra Short Bond	B	9.57	12.28	7.87	11.77	8.14	11.98	8.41	12.18	8.55	12.20
EQ/Quality Bond PLUS	B	14.60	22.07	14.19	21.44	16.02	24.18	16.59	25.01	15.87	23.90
EQ/Small Company Index	A	34.51	46.19	30.39	40.02	38.97	50.51	34.83	44.43	29.91	148.00
EQ/JPMorgan Growth Stock Portfolio	B	37.38	171.63	25.89	118.76	42.77	195.98	38.09	174.34	28.27	129.27
EQ/Value Equity	B	20.79	27.63	17.89	23.40	21.67	27.89	17.78	22.52	17.78	22.16
Fidelity® VIP Contrafund® Portfolio	SERVICE	53.68	53.68	40.80	40.80	56.18	56.18	44.59	44.59	34.65	34.65
Franklin Income VIP Fund	CLASS 2	22.01	30.96	20.83	28.84	22.66	30.88	19.96	26.77	20.39	26.90
Franklin Rising Dividends VIP Fund	CLASS 2	36.88	51.98	33.84	46.94	38.91	53.12	31.56	42.40	27.99	37.00
Invesco V.I. Diversified Dividend Fund	SERIES I	13.13	15.73	12.33	14.60	12.83	15.03	11.05	12.79	11.30	14.84
Invesco V.I. Global Core Equity Fund	SERIES I	15.98	20.41	13.44	16.97	17.61	21.98	15.55	19.18	14.06	20.44
Invesco V.I. Global Fund	SERVICE	38.64	54.54	29.55	41.06	44.65	61.05	39.87	53.65	31.70	42.64
Invesco V.I. Health Care Fund	SERIES I	28.03	36.34	27.85	35.70	32.89	41.68	29.99	37.57	26.82	33.22
Invesco V.I. Technology Fund	SERIES I	31.29	36.03	21.80	24.81	37.16	41.82	33.25	36.99	23.30	25.62
Janus Henderson Balanced Portfolio	INSTITUTIONAL	39.00	39.00	34.25	34.25	41.53	41.53	35.92	35.92	31.85	31.85
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	43.46	43.46	37.31	37.31	44.99	44.99	39.03	39.03	33.11	33.11
Janus Henderson Forty Portfolio	INSTITUTIONAL	58.25	58.25	42.18	42.18	64.34	64.34	53.06	53.06	38.58	38.58
Janus Henderson Forty Portfolio	SERVICE	59.46	72.31	43.78	52.40	67.94	80.02	56.99	66.06	41.24	52.18
Janus Henderson Global Research Portfolio	INSTITUTIONAL	24.28	24.28	19.41	19.41	24.42	24.42	20.96	20.96	17.69	17.69
Janus Henderson Overseas Portfolio	SERVICE	28.73	29.65	26.71	27.14	30.13	30.13	27.35	26.92	20.54	30.89
MFS® Utilities Series	INITIAL	43.18	60.55	45.16	62.60	45.88	62.88	41.17	55.78	39.80	64.61
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	14.97	19.04	10.51	18.31	12.15	20.82	13.03	21.98	12.17	20.20
ProFund VP Bear	COMMON	0.50	0.63	0.60	0.75	0.52	0.65	0.71	0.87	0.98	1.20
ProFund VP Rising Rates Opportunity	COMMON	1.54	1.95	1.55	1.94	1.00	1.24	0.90	1.26	1.26	1.74
ProFund VP UltraBull	COMMON	61.57	78.80	43.59	54.91	73.64	91.28	47.88	58.42	41.10	54.72

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

	Net Assets (000’s)
	2023	2022	2021	2020	2019
1290 VT Equity Income	$8,093	$8,786	$9,712	$8,512	$9,839
1290 VT GAMCO Mergers & Acquisitions	1,288	1,343	1,514	1,166	1,306
1290 VT GAMCO Small Company Value	84,695	79,214	99,717	88,533	90,360
1290 VT Socially Responsible	1,692	1,505	2,145	1,803	1,709
BNY Mellon Stock Index Fund, Inc.	16,214	14,965	19,968	17,084	15,734
EQ/AB Small Cap Growth	885	914	1,494	1,499	1,295
EQ/Aggressive Allocation	1,221	1,288	1,642	1,406	1,244
EQ/All Asset Growth Allocation	68,998	68,022	89,261	88,396	88,290
EQ/Capital Group Research	19,749	18,361	25,255	22,589	5,122
EQ/Conservative Allocation	1,158	1,171	1,477	1,265	1,335
EQ/Conservative-Plus Allocation	999	698	1,078	802	976
EQ/Core Bond Index	8,657	9,441	11,705	13,620	14,469
EQ/Core Plus Bond	1,093	1,179	1,578	1,794	1,740
EQ/Global Equity Managed Volatility	1,920	1,748	2,581	2,344	2,337
EQ/Intermediate Government Bond	3,554	4,066	5,319	6,288	6,514
EQ/Janus Enterprise	5,829	5,509	7,451	7,065	7,218
EQ/Large Cap Growth Managed Volatility	6,931	5,693	9,047	8,553	7,589
EQ/Large Cap Value Index	7,785	7,948	9,706	8,803	9,716
EQ/Large Cap Value Managed Volatility	2,425	2,267	3,088	3,044	3,208
EQ/Loomis Sayles Growth Portfolio	53,804	41,914	64,770	61,369	54,004
EQ/MFS International Growth	6,593	6,864	8,814	9,108	9,001
EQ/Mid Cap Index	6,319	6,239	8,382	7,520	7,477
EQ/Mid Cap Value Managed Volatility	8,894	8,839	11,605	10,897	12,200
EQ/Moderate Allocation	5,688	5,190	6,542	7,032	7,079
EQ/Moderate-Plus Allocation	3,232	2,907	4,003	3,589	3,564
EQ/Money Market	21,778	21,753	19,195	22,066	18,272
EQ/Morgan Stanley Small Cap Growth	8,309	7,141	14,406	15,958	-
EQ/PIMCO Ultra Short Bond	1,388	1,461	1,663	2,002	2,469
EQ/Quality Bond PLUS	2,281	2,504	3,109	3,509	3,781
EQ/Small Company Index	2,117	2,006	2,688	2,660	2,414
EQ/JPMorgan Growth Stock Portfolio	43,925	34,279	61,414	59,716	48,294
EQ/Value Equity	3,004	2,773	3,791	3,575	4,031
Fidelity® VIP Contrafund® Portfolio	17,891	14,916	22,924	19,894	17,579
Franklin Income VIP Fund	9,987	10,259	12,348	11,072	12,483
Franklin Rising Dividends VIP Fund	6,042	6,105	7,738	6,706	6,527
Invesco V.I. Diversified Dividend Fund	476	624	726	651	733
Invesco V.I. Global Core Equity Fund	403	390	615	585	568
Invesco V.I. Global Fund	5,876	5,035	8,260	8,129	7,366
Invesco V.I. Health Care Fund	1,120	1,292	1,740	1,676	1,678
Invesco V.I. Technology Fund	818	737	1,400	1,343	977
Janus Henderson Balanced Portfolio	9,172	9,395	12,844	12,323	12,445
Janus Henderson Enterprise Portfolio	10,597	10,222	13,742	13,005	13,074
Janus Henderson Forty Portfolio	15,124	12,632	20,729	18,291	14,948
Janus Henderson Global Research Portfolio	5,661	5,196	7,513	7,082	6,527
Janus Henderson Overseas Portfolio	3,402	3,548	4,829	4,699	4,544
MFS® Utilities Series	2,230	2,692	3,261	3,072	3,555
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2,120	2,187	3,084	3,513	3,732
ProFund VP Bear	17	32	20	16	18
ProFund VP Rising Rates Opportunity	143	237	75	67	91
ProFund VP UltraBull	1,597	1,255	2,480	2,639	1,803

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

	Income Ratio *
	2023	2022	2021	2020	2019
1290 VT Equity Income	1.93%	1.69%	1.52%	1.69%	2.27%
1290 VT GAMCO Mergers & Acquisitions	1.75	0.32	0.74	0.16	3.74
1290 VT GAMCO Small Company Value	0.61	0.49	0.64	0.62	0.59
1290 VT Socially Responsible	0.71	0.57	0.45	0.71	0.93
BNY Mellon Stock Index Fund, Inc.	1.42	1.27	1.14	1.46	1.74
EQ/AB Small Cap Growth	0.23	0.11	-	0.07	0.16
EQ/Aggressive Allocation	1.34	0.82	4.29	2.57	1.60
EQ/All Asset Growth Allocation	1.80	1.19	3.88	1.39	1.68
EQ/Capital Group Research	0.33	0.15	-	0.16	0.58
EQ/Conservative Allocation	2.31	1.35	1.54	1.69	1.45
EQ/Conservative-Plus Allocation	2.32	1.07	2.40	1.74	1.51
EQ/Core Bond Index	1.99	1.51	1.34	1.41	1.84
EQ/Core Plus Bond	2.23	2.16	1.29	2.03	2.04
EQ/Global Equity Managed Volatility	0.87	0.30	0.91	0.57	1.31
EQ/Intermediate Government Bond	2.49	0.84	0.64	0.95	1.50
EQ/Janus Enterprise	0.03	-	0.10	-	0.02
EQ/Large Cap Growth Managed Volatility	0.41	0.06	-	0.07	0.44
EQ/Large Cap Value Index	1.53	1.35	1.26	1.63	2.22
EQ/Large Cap Value Managed Volatility	1.65	1.13	0.91	1.41	1.96
EQ/Loomis Sayles Growth Portfolio	0.00	-	-	-	0.03
EQ/MFS International Growth	1.19	0.79	0.23	0.40	1.26
EQ/Mid Cap Index	0.94	0.85	0.63	0.85	1.08
EQ/Mid Cap Value Managed Volatility	1.37	0.86	0.55	0.96	1.38
EQ/Moderate Allocation	1.95	1.18	2.49	2.04	1.66
EQ/Moderate-Plus Allocation	1.65	0.95	3.59	2.26	1.60
EQ/Money Market	4.21	1.15	-	0.20	1.61
EQ/Morgan Stanley Small Cap Growth	0.00	0.01	-	-	-
EQ/PIMCO Ultra Short Bond	3.88	1.30	0.38	0.68	2.16
EQ/Quality Bond PLUS	2.03	0.62	0.74	1.26	1.51
EQ/Small Company Index	1.10	0.84	0.64	0.87	1.13
EQ/JPMorgan Growth Stock Portfolio	0.00	-	-	-	-
EQ/Value Equity	1.11	0.95	0.67	1.56	1.87
Fidelity® VIP Contrafund® Portfolio	0.39	0.35	0.05	0.14	0.37
Franklin Income VIP Fund	5.11	4.81	4.60	5.38	5.46
Franklin Rising Dividends VIP Fund	0.92	0.75	0.85	1.18	1.26
Invesco V.I. Diversified Dividend Fund	1.68	1.79	2.19	2.73	2.94
Invesco V.I. Global Core Equity Fund	0.56	0.32	0.97	1.21	1.42
Invesco V.I. Global Fund	0.00	-	-	0.40	0.65
Invesco V.I. Health Care Fund	0.00	-	0.20	0.30	0.04
Invesco V.I. Technology Fund	0.00	-	-	-	-
Janus Henderson Balanced Portfolio	2.03	1.30	0.89	1.68	1.91
Janus Henderson Enterprise Portfolio	0.15	0.35	0.32	0.06	0.21
Janus Henderson Forty Portfolio	0.17	0.14	-	0.24	0.13
Janus Henderson Global Research Portfolio	0.94	1.52	0.53	0.66	1.02
Janus Henderson Overseas Portfolio	1.41	1.51	1.06	1.04	1.81
MFS® Utilities Series	3.33	2.28	1.72	2.38	3.88
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.19	1.41	5.05	2.39	2.53
ProFund VP Bear	0.22	-	-	0.43	0.09
ProFund VP Rising Rates Opportunity	0.11	-	-	0.65	0.11
ProFund VP UltraBull	0.00	-	-	0.81	0.28

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

		Expense Ratio **
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
1290 VT Equity Income	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT GAMCO Mergers & Acquisitions	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
1290 VT GAMCO Small Company Value	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT Socially Responsible	A	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
1290 VT Socially Responsible	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
BNY Mellon Stock Index Fund, Inc.	INITIAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/AB Small Cap Growth	A	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.80	1.20	2.80
EQ/Aggressive Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/All Asset Growth Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Capital Group Research	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Conservative Allocation	B	1.20	1.70	1.20	1.70	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Conservative-Plus Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Core Bond Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Core Plus Bond	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Global Equity Managed Volatility	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Intermediate Government Bond	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Janus Enterprise	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Large Cap Growth Managed Volatility	B	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/Large Cap Value Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Large Cap Value Managed Volatility	A	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Loomis Sayles Growth Portfolio	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/MFS International Growth	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Mid Cap Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Mid Cap Value Managed Volatility	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Moderate Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Moderate-Plus Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

		Expense Ratio **
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Money Market	A	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%
EQ/Morgan Stanley Small Cap Growth	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	-	-
EQ/PIMCO Ultra Short Bond	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Quality Bond PLUS	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Small Company Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/JPMorgan Growth Stock Portfolio	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Value Equity	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Fidelity® VIP Contrafund® Portfolio	SERVICE	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Franklin Income VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Franklin Rising Dividends VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco V.I. Diversified Dividend Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Global Core Equity Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Global Fund	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco V.I. Health Care Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Technology Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Janus Henderson Balanced Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Janus Henderson Global Research Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Overseas Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
MFS® Utilities Series	INITIAL	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
ProFund VP Bear	COMMON	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
ProFund VP Rising Rates Opportunity	COMMON	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.80	1.20	2.80
ProFund VP UltraBull	COMMON	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

		Total Return ***
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	4.11%	4.11%	1.81%	1.81%	24.82%	24.82%	(5.72)%	(5.72)%	22.67%	22.67%
1290 VT Equity Income	B	(4.13)%	4.16%	0.25%	1.86%	22.90%	24.88%	(7.18)%	(5.68)%	20.79%	22.73%
1290 VT GAMCO Mergers & Acquisitions	B	6.98%	8.22%	(8.20)%	(7.14)%	8.80%	10.06%	(3.59)%	(2.47)%	6.10%	7.33%
1290 VT GAMCO Small Company Value	B	17.72%	19.61%	(13.13)%	(11.73)%	21.68%	23.64%	6.49%	8.20%	19.95%	21.88%
1290 VT Socially Responsible	A	25.80%	25.80%	(23.13)%	(23.13)%	28.57%	28.57%	18.35%	18.35%	28.52%	28.52%
1290 VT Socially Responsible	B	24.55%	25.98%	(23.92)%	(23.04)%	27.29%	28.76%	17.17%	18.53%	27.24%	28.71%
BNY Mellon Stock Index Fund, Inc.	INITIAL	24.25%	24.25%	(19.41)%	(19.41)%	26.69%	26.69%	16.43%	16.43%	29.42%	29.42%
EQ/AB Small Cap Growth	A	15.00%	16.33%	(30.12)%	(29.31)%	10.30%	11.57%	32.31%	34.44%	24.27%	26.28%
EQ/Aggressive Allocation	B	15.69%	17.03%	(20.25)%	(19.33)%	14.46%	15.78%	12.72%	14.02%	21.60%	23.00%
EQ/All Asset Growth Allocation	B	11.52%	12.80%	(16.46)%	(15.49)%	8.35%	9.60%	9.68%	10.95%	16.33%	17.67%
EQ/Capital Group Research	A	19.60%	21.53%	(21.20)%	(19.93)%	19.67%	21.60%	19.87%	21.80%	29.21%	31.30%
EQ/Conservative Allocation	B	6.14%	6.67%	(14.07)%	(13.64)%	0.32%	1.48%	4.82%	6.04%	6.70%	7.93%
EQ/Conservative-Plus Allocation	B	8.36%	9.61%	(16.53)%	(15.57)%	4.25%	5.46%	7.43%	8.68%	10.85%	12.13%
EQ/Core Bond Index	A	0.82%	3.31%	(11.26)%	(9.83)%	(4.80)%	(3.26)%	3.14%	4.80%	3.33%	5.00%
EQ/Core Plus Bond	A	0.45%	3.28%	(15.34)%	(13.97)%	(4.40)%	(2.86)%	11.69%	13.49%	3.96%	5.64%
EQ/Global Equity Managed Volatility	A	17.99%	19.89%	(23.13)%	(21.89)%	12.69%	14.51%	11.12%	12.92%	21.81%	23.78%
EQ/Intermediate Government Bond	A	0.65%	2.64%	(10.19)%	(8.74)%	(4.83)%	(3.30)%	1.42%	3.06%	1.29%	2.93%
EQ/Janus Enterprise	A	13.80%	15.63%	(18.87)%	(17.56)%	13.61%	15.45%	15.54%	17.40%	32.69%	34.83%
EQ/Large Cap Growth Managed Volatility	B	37.13%	37.13%	(31.51)%	(31.51)%	22.71%	22.71%	30.24%	30.24%	31.92%	31.92%
EQ/Large Cap Value Index	A	1.37%	9.41%	(10.75)%	(9.32)%	20.85%	22.80%	(0.61)%	0.99%	22.16%	24.13%
EQ/Large Cap Value Managed Volatility	A	11.33%	12.62%	(13.64)%	(12.64)%	21.93%	23.34%	3.23%	4.42%	22.53%	23.94%
EQ/Loomis Sayles Growth Portfolio	B	39.79%	42.03%	(29.96)%	(28.83)%	12.97%	14.79%	27.31%	29.36%	27.71%	29.77%
EQ/MFS International Growth	B	12.85%	12.97%	(16.32)%	(16.24)%	7.96%	8.06%	13.80%	13.91%	25.54%	25.66%
EQ/Mid Cap Index	A	5.51%	14.38%	(15.98)%	(14.63)%	20.46%	22.41%	9.74%	11.51%	21.92%	23.88%
EQ/Mid Cap Value Managed Volatility	A	10.08%	11.85%	(16.92)%	(15.58)%	23.89%	25.88%	2.07%	3.71%	23.09%	25.08%
EQ/Moderate Allocation	B	9.75%	11.01%	(17.43)%	(16.47)%	5.90%	7.12%	8.68%	9.83%	12.85%	14.16%
EQ/Moderate-Plus Allocation	B	12.65%	13.95%	(18.98)%	(18.04)%	10.06%	11.33%	11.45%	12.74%	17.21%	18.56%
EQ/Money Market	A	1.13%	3.21%	(1.69)%	(0.11)%	(2.58)%	(1.01)%	(2.56)%	(0.99)%	(1.29)%	0.30%
EQ/Morgan Stanley Small Cap Growth	B	31.29%	32.80%	(45.42)%	(44.79)%	0.29%	1.45%	72.76%	74.36%	0.00%	0.00%
EQ/PIMCO Ultra Short Bond	B	0.57%	4.37%	(3.34)%	(1.79)%	(3.20)%	(1.64)%	(1.68)%	(0.09)%	(0.28)%	1.33%
EQ/Quality Bond PLUS	B	2.83%	2.93%	(11.41)%	(11.32)%	(3.43)%	(3.33)%	4.55%	4.66%	4.22%	4.32%
EQ/Small Company Index	A	13.59%	15.41%	(22.02)%	(20.77)%	11.88%	13.69%	16.43%	18.30%	21.76%	23.72%
EQ/JPMorgan Growth Stock Portfolio	B	44.37%	44.51%	(39.46)%	(39.40)%	12.30%	12.41%	34.72%	34.86%	29.34%	29.47%
EQ/Value Equity	B	16.23%	18.10%	(17.45)%	(16.12)%	21.91%	23.88%	(0.02)%	1.59%	20.03%	21.96%
Fidelity® VIP Contrafund® Portfolio	SERVICE	31.56%	31.56%	(27.37)%	(27.37)%	26.00%	26.00%	28.68%	28.68%	29.69%	29.69%
Franklin Income VIP Fund	CLASS 2	5.63%	7.33%	(8.08)%	(6.60)%	13.53%	15.36%	(2.09)%	(0.51)%	12.85%	14.67%
Franklin Rising Dividends VIP Fund	CLASS 2	8.99%	10.74%	(13.04)%	(11.64)%	23.29%	25.28%	12.77%	14.59%	25.66%	27.69%
Invesco V.I. Diversified Dividend Fund	SERIES I	2.34%	7.75%	(3.96)%	(2.85)%	16.13%	17.48%	(2.18)%	(1.05)%	22.19%	23.60%
Invesco V.I. Global Core Equity Fund	SERIES I	18.91%	20.28%	(23.69)%	(22.81)%	13.28%	14.59%	10.60%	11.88%	22.29%	23.70%

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2023

		Total Return ***
	Share Class+	2023		2022		2021		2020		2019
		Low	High	Low	High	Low	High	Low	High	Low	High
Invesco V.I. Global Fund	SERVICE	18.13%	32.85%	(33.82)%	(32.75)%	11.99%	13.80%	23.82%	25.82%	27.83%	29.89%
Invesco V.I. Health Care Fund	SERIES I	0.64%	1.80%	(15.33)%	(14.35)%	9.69%	10.96%	11.80%	13.09%	29.43%	30.92%
Invesco V.I. Technology Fund	SERIES I	43.55%	45.20%	(41.34)%	(40.67)%	11.75%	13.05%	42.73%	44.37%	32.72%	34.26%
Janus Henderson Balanced Portfolio	INSTITUTIONAL	13.87%	13.87%	(17.52)%	(17.52)%	15.62%	15.62%	12.78%	12.78%	20.95%	20.95%
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	16.49%	16.49%	(17.07)%	(17.07)%	15.26%	15.26%	17.87%	17.87%	33.67%	33.67%
Janus Henderson Forty Portfolio	INSTITUTIONAL	38.09%	38.09%	(34.44)%	(34.44)%	21.25%	21.25%	37.53%	37.53%	35.32%	35.32%
Janus Henderson Forty Portfolio	SERVICE	35.81%	37.99%	(35.56)%	(34.52)%	19.22%	21.14%	35.20%	37.38%	33.07%	35.22%
Janus Henderson Global Research Portfolio	INSTITUTIONAL	25.08%	25.08%	(20.49)%	(20.49)%	16.51%	16.51%	18.45%	18.45%	27.31%	27.31%
Janus Henderson Overseas Portfolio	SERVICE	5.21%	9.27%	(11.35)%	(9.92)%	10.16%	11.94%	12.82%	14.64%	23.21%	25.20%
MFS® Utilities Series	INITIAL	(4.38)%	(3.27)%	(1.58)%	(0.44)%	11.44%	12.73%	3.44%	4.64%	22.16%	23.58%
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	(0.58)%	4.01%	(13.46)%	(12.06)%	(6.80)%	(5.30)%	7.07%	8.80%	3.20%	4.86%
ProFund VP Bear	COMMON	(17.23)%	(16.28)%	14.40%	15.72%	(26.38)%	(25.53)%	(27.37)%	(26.50)%	(24.74)%	(23.87)%
ProFund VP Rising Rates Opportunity	COMMON	(0.60)%	0.54%	54.81%	56.59%	(2.39)%	(1.26)%	(28.73)%	(27.57)%	(19.70)%	(18.40)%
ProFund VP UltraBull	COMMON	41.24%	43.51%	(40.80)%	(39.85)%	53.78%	56.26%	16.52%	18.40%	55.75%	58.26%

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (concluded)

December 31, 2023

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.